UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	06-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

Investor Class (BIGRX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	0.66%

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund Investor Class returned 14.70% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.70%	8.90%	8.22%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,989,921,454
Management Fees (dollars paid during the reporting period)	$12,593,485
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	184

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M303

ANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

I Class (AMGIX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.46%

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund I Class returned 14.92% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.92%	9.12%	8.44%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,989,921,454
Management Fees (dollars paid during the reporting period)	$12,593,485
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	184

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M501

ANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

A Class (AMADX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$98	0.91%

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund A Class returned 14.39% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.39%	8.62%	7.94%
A Class - with sales charge	7.81%	7.34%	7.31%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,989,921,454
Management Fees (dollars paid during the reporting period)	$12,593,485
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	184

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M402

ANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

C Class (ACGCX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$177	1.66%

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund C Class returned 13.55% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.55%	7.82%	7.14%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,989,921,454
Management Fees (dollars paid during the reporting period)	$12,593,485
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	184

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M816

ANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

R Class (AICRX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$124	1.16%

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund R Class returned 14.11% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.11%	8.35%	7.68%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Value	13.06%	9.01%	8.23%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,989,921,454
Management Fees (dollars paid during the reporting period)	$12,593,485
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	184

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M782

ANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

R5 Class (AICGX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Core Value Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$49	0.46%

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund R5 Class returned 14.91% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	In the information technology sector, stock choices in the semiconductors and semiconductor equipment industry contributed to relative returns, reflecting the market's strong preference for artificial intelligence (AI)-related stocks. Shares of Broadcom posted strong gains due to robust results in both its semiconductor business and its software segment. KLA and Qualcomm also contributed.
•	In utilities, independent power producer Vistra was the leading overall contributor to performance. Its nuclear power generation make it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity. Recent approval of its acquisition of Energy Harbor will add 1 million retail customers and significant nuclear capacity.
•	Stock choices in the financials sector detracted from relative performance. Financial technology company Global Payments trended lower due to a decline in global investment in financial technology. Positioning in the capital markets industry also detracted as it hurt not to have exposure to brokers benefiting from resurgent financial markets.
•	In the energy sector, an underweight to oil, gas and consumable fuels companies detracted from returns compared with the index. Energy prices were fairly volatile but ultimately supported by stronger-than-expected economic growth in the U.S. and conflict in the Middle East, including shipping disruptions in the Red Sea. An underweight to ConocoPhillips detracted most.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	14.91%	9.11%	9.17%	4/10/17
Regulatory Index
Russell 1000	23.88%	14.61%	13.97%	—
Performance Index
Russell 1000 Value	13.06%	9.01%	8.54%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,989,921,454
Management Fees (dollars paid during the reporting period)	$12,593,485
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	184

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	8.0%
Short-Term Investments	0.6%	Semiconductors and Semiconductor Equipment	7.3%
Other Assets and Liabilities	0.0%	Banks	7.1%
		Machinery	4.8%
		Pharmaceuticals	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508G842

ANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

Investor Class (ADSIX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.00%

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund Investor Class returned 33.74% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	33.74%	16.21%	12.97%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,292,359
Management Fees (dollars paid during the reporting period)	$3,879,900
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M675

ANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

I Class (ADCIX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$94	0.80%

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund I Class returned 34.03% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	34.03%	16.43%	13.20%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,292,359
Management Fees (dollars paid during the reporting period)	$3,879,900
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M667

ANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

Y Class (ADCYX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$88	0.75%

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund Y Class returned 34.08% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	34.08%	16.49%	15.39%	4/10/17
Regulatory Index
Russell 1000	23.88%	14.61%	13.97%	—
Performance Index
Russell 1000 Growth	33.48%	19.34%	18.79%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,292,359
Management Fees (dollars paid during the reporting period)	$3,879,900
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508G875

ANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

A Class (ADCVX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$146	1.25%

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund A Class returned 33.44% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	33.44%	15.92%	12.69%
A Class - with sales charge	25.77%	14.55%	12.02%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,292,359
Management Fees (dollars paid during the reporting period)	$3,879,900
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M642

ANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

C Class (ADCCX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$232	2.00%

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund C Class returned 32.46% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	32.46%	15.05%	11.85%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,292,359
Management Fees (dollars paid during the reporting period)	$3,879,900
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M527

ANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

R Class (ADRRX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$175	1.50%

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund R Class returned 33.12% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	33.12%	15.63%	12.41%
Regulatory Index
Russell 1000	23.88%	14.61%	12.51%
Performance Index
Russell 1000 Growth	33.48%	19.34%	16.33%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,292,359
Management Fees (dollars paid during the reporting period)	$3,879,900
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M659

ANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

R5 Class (ADGGX)	June 30, 2024

This annual shareholder report contains important information about Disciplined Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$94	0.80%

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund R5 Class returned 34.00% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock selection drove the fund’s outperformance in the industrials, consumer staples and communication services sectors. In industrials, an underweight position in trucking company Old Dominion Freight Line was beneficial. The company’s stock struggled amid still-high inflation and weak shipping demand. Shares of Uber Technologies were also advantageous.
•	The consumer staples sector was an area of strength, aided by an underweight position in PepsiCo, which is no longer held in the portfolio. In the communication services sector, Meta Platforms was a significant contributor. This parent of Facebook, Instagram and WhatsApp performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI).
•	Stock selection in the information technology and financials sectors detracted most from relative results. Among semiconductor-related stocks, an underweight to leading chip maker NVIDIA hurt relative results. AI-related stocks did very well during the period, a trend NVIDIA rode to briefly become the largest stock by market capitalization in the world.
•	In the financials sector, positioning among insurers hurt. The industry has been under pressure from rising climate- and technology-related replacement costs. Aon, a British insurance company, was a leading detractor. An underweight to property and casualty insurer The Progressive hindered results as the company reported strong earnings partly as a result of homeowner rate hikes.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	34.00%	16.43%	15.33%	4/10/17
Regulatory Index
Russell 1000	23.88%	14.61%	13.97%	—
Performance Index
Russell 1000 Growth	33.48%	19.34%	18.79%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,292,359
Management Fees (dollars paid during the reporting period)	$3,879,900
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	106

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Software	21.0%
Short-Term Investments	0.9%	Semiconductors and Semiconductor Equipment	16.4%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12.6%
		Technology Hardware, Storage and Peripherals	11.7%
		Broadline Retail	5.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508G883

ANNUAL SHAREHOLDER REPORT

Equity Growth Fund

Investor Class (BEQGX)	June 30, 2024

This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.66%

What were the key factors that affected the fund’s performance?
Equity Growth Fund Investor Class returned 26.26% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	26.26%	11.70%	10.11%
S&P 500	24.56%	15.05%	12.86%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,434,123
Management Fees (dollars paid during the reporting period)	$10,135,109
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	215

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M600

ANNUAL SHAREHOLDER REPORT

Equity Growth Fund

I Class (AMEIX)	June 30, 2024

This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	0.46%

What were the key factors that affected the fund’s performance?
Equity Growth Fund I Class returned 26.46% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	26.46%	11.92%	10.32%
S&P 500	24.56%	15.05%	12.86%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,434,123
Management Fees (dollars paid during the reporting period)	$10,135,109
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	215

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M808

ANNUAL SHAREHOLDER REPORT

Equity Growth Fund

A Class (BEQAX)	June 30, 2024

This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$103	0.91%

What were the key factors that affected the fund’s performance?
Equity Growth Fund A Class returned 25.93% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	25.93%	11.42%	9.83%
A Class - with sales charge	18.69%	10.10%	9.18%
S&P 500	24.56%	15.05%	12.86%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,434,123
Management Fees (dollars paid during the reporting period)	$10,135,109
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	215

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M709

ANNUAL SHAREHOLDER REPORT

Equity Growth Fund

C Class (AEYCX)	June 30, 2024

This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$187	1.66%

What were the key factors that affected the fund’s performance?
Equity Growth Fund C Class returned 24.96% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	24.96%	10.58%	9.01%
S&P 500	24.56%	15.05%	12.86%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,434,123
Management Fees (dollars paid during the reporting period)	$10,135,109
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	215

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M790

ANNUAL SHAREHOLDER REPORT

Equity Growth Fund

R Class (AEYRX)	June 30, 2024

This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$131	1.16%

What were the key factors that affected the fund’s performance?
Equity Growth Fund R Class returned 25.61% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	25.61%	11.14%	9.56%
S&P 500	24.56%	15.05%	12.86%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,434,123
Management Fees (dollars paid during the reporting period)	$10,135,109
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	215

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M766

ANNUAL SHAREHOLDER REPORT

Equity Growth Fund

R5 Class (AEYGX)	June 30, 2024

This annual shareholder report contains important information about Equity Growth Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.46%

What were the key factors that affected the fund’s performance?
Equity Growth Fund R5 Class returned 26.50% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Communication services was the leading sector contributor to relative performance during the period. Shares of Meta Platforms, parent of Facebook, Instagram and WhatsApp, performed well as the company benefited from cost-cutting efforts and investments in artificial intelligence (AI), a key theme driving stock market performance throughout the period.
•	Stock selection in the industrials sector also added to relative results as economic growth held up better than expected. In the ground transportation industry, Uber Technologies contributed most. Stock choices in the health care sector also contributed to relative performance, especially in the life sciences tools and services and pharmaceuticals industries.
•	Stock selections in the financials and energy sectors hindered relative results. In financials, positions in Visa and PayPal Holdings detracted most. In the energy sector, ChampionX, an energy equipment and services company, was the leading detractor.
•	During a period when the market was narrowly focused on AI- and obesity-related stocks, an overweight position in consumer products company Kimberly-Clark detracted most from relative performance. The company’s key business metrics were solid, and its returns were positive but lagged the gains of the narrowly concentrated large-cap market indices.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	26.50%	11.92%	11.82%	4/10/17
S&P 500	24.56%	15.05%	14.30%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,683,434,123
Management Fees (dollars paid during the reporting period)	$10,135,109
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	215

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	13.9%
Short-Term Investments	0.4%	Software	12.8%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7.0%
		Technology Hardware, Storage and Peripherals	6.6%
		Broadline Retail	4.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508G867

ANNUAL SHAREHOLDER REPORT
Global Gold Fund

Investor Class (BGEIX)	June 30, 2024

This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.66%

What were the key factors that affected the fund’s performance?
Global Gold Fund Investor Class returned 18.07% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	18.07%	5.48%	2.85%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$633,283,878
Management Fees (dollars paid during the reporting period)	$3,640,981
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	62

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M105

ANNUAL SHAREHOLDER REPORT
Global Gold Fund

I Class (AGGNX)	June 30, 2024

This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$50	0.46%

What were the key factors that affected the fund’s performance?
Global Gold Fund I Class returned 18.38% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	18.38%	5.70%	3.06%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$633,283,878
Management Fees (dollars paid during the reporting period)	$3,640,981
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	62

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M469

ANNUAL SHAREHOLDER REPORT
Global Gold Fund

A Class (ACGGX)	June 30, 2024

This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$99	0.91%

What were the key factors that affected the fund’s performance?
Global Gold Fund A Class returned 17.79% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	17.79%	5.23%	2.59%
A Class - with sales charge	11.02%	3.99%	1.99%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$633,283,878
Management Fees (dollars paid during the reporting period)	$3,640,981
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	62

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M204

ANNUAL SHAREHOLDER REPORT
Global Gold Fund

C Class (AGYCX)	June 30, 2024

This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$180	1.66%

What were the key factors that affected the fund’s performance?
Global Gold Fund C Class returned 16.99% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	16.99%	4.45%	1.83%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$633,283,878
Management Fees (dollars paid during the reporting period)	$3,640,981
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	62

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M485

ANNUAL SHAREHOLDER REPORT
Global Gold Fund

R Class (AGGWX)	June 30, 2024

This annual shareholder report contains important information about Global Gold Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$126	1.16%

What were the key factors that affected the fund’s performance?
Global Gold Fund R Class returned 17.52% for the reporting period ended June 30, 2024.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold’s price rose sharply, reaching an all-time high. Gold demand was driven by central bank buying and investor hedging against geopolitical risk. For all of 2023, central bank gold purchases were the second-highest annual total on record. According to an early 2024 World Gold Council survey, a record number of central banks intend to increase their gold reserves in the next 12 months.
•	Rising gold prices meant stronger gold miner earnings and strong stock performance. Nevertheless, the leading individual contributor to relative performance was an underweight allocation to Newmont Mining. Newmont is the leading gold producer in the world, but it announced a dividend cut and disappointing production figures as it works to pay down debt and digest an earlier acquisition.
•	Similarly, underweights to Franco-Nevada and Barrick Gold benefited performance compared with the index. Franco-Nevada's stock fell after announcing the closure of its copper mine operation in Panama. Barrick's stock was volatile and performed poorly in late 2023 amid production cuts and investor speculation around a potential acquisition.
•	Canada-based B2Gold was the leading detractor from relative performance, reflecting disappointing sales and production. The company also announced a delay in its new Goose Project mining operation, with the first gold production not expected until the second quarter of 2025.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	17.52%	4.97%	2.34%
Regulatory Index
MSCI World	20.19%	11.78%	9.16%
Performance Index
NYSE Arca Gold Miners	16.39%	8.03%	4.24%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$633,283,878
Management Fees (dollars paid during the reporting period)	$3,640,981
Portfolio Turnover Rate	54%
Total Number of Portfolio Holdings	62

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Canada	47.9%
Short-Term Investments	1.6%	Australia	14.0%
Other Assets and Liabilities	(1.0)%	South Africa	13.2%
		United States	9.4%
		China	7.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M477

ANNUAL SHAREHOLDER REPORT
Small Company Fund

Investor Class (ASQIX)	June 30, 2024

This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.86%

What were the key factors that affected the fund’s performance?
Small Company Fund Investor Class returned 10.99% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.99%	7.13%	5.49%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$155,300,740
Management Fees (dollars paid during the reporting period)	$1,321,135
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	323

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M840

ANNUAL SHAREHOLDER REPORT
Small Company Fund

I Class (ASCQX)	June 30, 2024

This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.66%

What were the key factors that affected the fund’s performance?
Small Company Fund I Class returned 11.12% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.12%	7.34%	5.70%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$155,300,740
Management Fees (dollars paid during the reporting period)	$1,321,135
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	323

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M832

ANNUAL SHAREHOLDER REPORT
Small Company Fund

A Class (ASQAX)	June 30, 2024

This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$117	1.11%

What were the key factors that affected the fund’s performance?
Small Company Fund A Class returned 10.68% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.68%	6.87%	5.23%
A Class - with sales charge	4.31%	5.61%	4.61%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$155,300,740
Management Fees (dollars paid during the reporting period)	$1,321,135
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	323

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M824

ANNUAL SHAREHOLDER REPORT
Small Company Fund

C Class (ASQCX)	June 30, 2024

This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$195	1.86%

What were the key factors that affected the fund’s performance?
Small Company Fund C Class returned 9.85% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.85%	6.06%	4.44%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$155,300,740
Management Fees (dollars paid during the reporting period)	$1,321,135
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	323

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M329

ANNUAL SHAREHOLDER REPORT
Small Company Fund

R Class (ASCRX)	June 30, 2024

This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$143	1.36%

What were the key factors that affected the fund’s performance?
Small Company Fund R Class returned 10.36% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.36%	6.60%	4.96%
Regulatory Index
Russell 3000	23.13%	14.14%	12.15%
Performance Index
Russell 2000	10.06%	6.94%	7.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$155,300,740
Management Fees (dollars paid during the reporting period)	$1,321,135
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	323

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M774

ANNUAL SHAREHOLDER REPORT
Small Company Fund

R5 Class (ASQGX)	June 30, 2024

This annual shareholder report contains important information about Small Company Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$70	0.66%

What were the key factors that affected the fund’s performance?
Small Company Fund R5 Class returned 11.19% for the reporting period ended June 30, 2024.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small-cap stocks underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	Stock selection contributed to the fund’s performance in the industrials, consumer discretionary and consumer staples sectors. In industrials, shipping company Matson benefited from stronger-than-expected earnings and an improved outlook. In the construction and engineering industry, shares of Sterling Infrastructure and EMCOR Group contributed to performance.
•	In consumer discretionary, homebuilder M/I Homes was a leading contributor. Although earnings were mixed, it benefited from a lack of supply of existing homes. In the hotels, restaurants and leisure industry, Wingstop gained on strong earnings stemming from store expansion and robust growth in comparable store sales.
•	Stock selection in the health care sector was the leading detractor from performance. Vir Biotechnology reported mixed earnings, and the stock plummeted early in the period due to the failure of clinical trials on an influenza vaccine. In the information technology sector, stock selection in the computers and peripherals industry detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.19%	7.35%	5.93%	4/10/17
Regulatory Index
Russell 3000	23.13%	14.14%	13.54%	—
Performance Index
Russell 2000	10.06%	6.94%	7.19%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$155,300,740
Management Fees (dollars paid during the reporting period)	$1,321,135
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	323

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	8.3%
Short-Term Investments	0.8%	Banks	6.7%
Other Assets and Liabilities	(0.4)%	Biotechnology	5.7%
		Household Durables	4.7%
		Oil, Gas and Consumable Fuels	4.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508G826

ANNUAL SHAREHOLDER REPORT
Utilities Fund

Investor Class (BULIX)	June 30, 2024

This annual shareholder report contains important information about Utilities Fund for the period July 1, 2023 to June 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	0.66%

What were the key factors that affected the fund’s performance?
Utilities Fund Investor Class returned 9.52% for the reporting period ended June 30, 2024.
The fund seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The commentary below refers to the fund's performance compared to the S&P 500 Utilities Index.
•	Utilities stocks generally advanced but lagged the broader market. Investors anticipated that the build out of data centers required for artificial intelligence (AI) will result in a significant increase in power usage. Retail electricity prices remained near all-time highs, reflecting a shortage of electricity transmission capacity and higher costs anticipated for clean energy infrastructure.
•	The fund benefited from holdings in independent power and renewable electricity producers. Texas-based Vistra was the leading overall contributor to performance. Its diversified power-generation portfolio includes nuclear power plants, making it an attractive power provider for AI/data center users seeking clean, consistent sources of electricity.
•	Another source of outperformance relative to the index were underweight allocations to Ameren and WEC Energy Group. Both companies’ stocks fell after unfavorable rulings by the Illinois Commerce Commission (ICC). The ICC rejected Ameren’s electric grid and rate proposals and halted WEC Energy Group’s proposed infrastructure project.
•	At the other end of the spectrum, Eversource Energy’s stock fell sharply after taking a $1.6 billion write-off related to its offshore wind power generation assets. Similarly, a position in poor-performing water utility SJW Group detracted from performance relative to the index amid significant capital spending on infrastructure, pipelines and solar power generation.

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2014, through June 30, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.52%	3.09%	4.86%
Regulatory Index
S&P 500	24.56%	15.05%	12.86%
Performance Index
S&P 500 Utilities	7.82%	6.11%	8.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$242,389,361
Management Fees (dollars paid during the reporting period)	$1,569,534
Portfolio Turnover Rate	70%
Total Number of Portfolio Holdings	36

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sub-Industries (as a % of net assets)
Common Stocks	99.2%	Electric Utilities	69.2%
Short-Term Investments	0.8%	Multi-Utilities	18.3%
Other Assets and Liabilities	0.0%	Independent Power Producers and Energy Traders	6.8%
		Gas Utilities	3.1%
		Renewable Electricity	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507M881

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$115,500
FY 2024:	$115,200

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$218,325
FY 2024:	$223,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

June 30, 2024

Disciplined Core Value Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

Schedule of Investments

JUNE 30, 2024

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.0%
Huntington Ingalls Industries, Inc.	7,026	$1,730,715
Lockheed Martin Corp.	55,005	25,692,835
Textron, Inc.	133,898	11,496,482
		38,920,032
Air Freight and Logistics — 1.1%
FedEx Corp.	41,423	12,420,272
United Parcel Service, Inc., Class B	70,736	9,680,222
		22,100,494
Banks — 7.1%
Bank of America Corp.	182,821	7,270,791
JPMorgan Chase & Co.	428,873	86,743,853
U.S. Bancorp	685,809	27,226,617
Wells Fargo & Co.	342,276	20,327,772
		141,569,033
Beverages — 1.2%
Coca-Cola Co.	85,328	5,431,127
Molson Coors Beverage Co., Class B	66,641	3,387,362
PepsiCo, Inc.	91,470	15,086,147
		23,904,636
Biotechnology — 4.2%
Amgen, Inc.	102,922	32,157,979
Gilead Sciences, Inc.	339,830	23,315,736
Regeneron Pharmaceuticals, Inc.(1)	13,802	14,506,316
Vertex Pharmaceuticals, Inc.(1)	28,781	13,490,231
		83,470,262
Broadline Retail — 0.0%
Kohl's Corp.	22,701	521,896
Building Products — 1.8%
A O Smith Corp.	29,975	2,451,355
Johnson Controls International PLC	99,200	6,593,824
Masco Corp.	157,719	10,515,126
Owens Corning	94,341	16,388,919
		35,949,224
Capital Markets — 2.8%
Cboe Global Markets, Inc.	89,214	15,171,733
Franklin Resources, Inc.	74,244	1,659,354
Houlihan Lokey, Inc.	8,512	1,147,928
Interactive Brokers Group, Inc., Class A	72,481	8,886,171
MSCI, Inc.	16,915	8,148,801
T Rowe Price Group, Inc.	114,872	13,245,890
Tradeweb Markets, Inc., Class A	41,333	4,381,298
XP, Inc., Class A	205,927	3,622,256
		56,263,431
Chemicals — 1.0%
Axalta Coating Systems Ltd.(1)	134,217	4,586,195
PPG Industries, Inc.	119,899	15,094,085
		19,680,280
Commercial Services and Supplies — 0.5%
Brink's Co.	25,444	2,605,466

	Shares	Value
MSA Safety, Inc.	20,913	$3,925,161
Veralto Corp.	44,660	4,263,690
		10,794,317
Communications Equipment — 0.2%
F5, Inc.(1)	23,621	4,068,245
Construction and Engineering — 0.2%
Valmont Industries, Inc.	13,357	3,665,829
Construction Materials — 0.1%
Eagle Materials, Inc.	10,274	2,234,184
Consumer Finance — 2.9%
American Express Co.	164,003	37,974,894
Discover Financial Services	63,210	8,268,500
Synchrony Financial	265,709	12,538,808
		58,782,202
Consumer Staples Distribution & Retail — 2.3%
Maplebear, Inc.(1)	89,677	2,882,219
Performance Food Group Co.(1)	69,715	4,608,859
U.S. Foods Holding Corp.(1)	194,575	10,308,583
Walmart, Inc.	414,192	28,044,940
		45,844,601
Containers and Packaging — 1.2%
Crown Holdings, Inc.	71,256	5,300,734
International Paper Co.	59,234	2,555,947
Packaging Corp. of America	65,170	11,897,435
Sonoco Products Co.	79,806	4,047,760
		23,801,876
Distributors — 0.5%
Genuine Parts Co.	24,634	3,407,375
LKQ Corp.	159,191	6,620,754
		10,028,129
Diversified Consumer Services — 0.1%
H&R Block, Inc.	52,663	2,855,914
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	208,822	3,990,588
Electric Utilities — 1.0%
Evergy, Inc.	183,721	9,731,701
NextEra Energy, Inc.	106,640	7,551,178
Xcel Energy, Inc.	36,404	1,944,338
		19,227,217
Electrical Equipment — 1.7%
Acuity Brands, Inc.	28,961	6,992,344
Atkore, Inc.	23,579	3,181,514
Generac Holdings, Inc.(1)	54,585	7,217,229
Hubbell, Inc.	33,436	12,220,189
nVent Electric PLC	48,169	3,690,227
		33,301,503
Energy Equipment and Services — 0.9%
Halliburton Co.	313,704	10,596,921
Schlumberger NV	151,576	7,151,356
		17,748,277
Entertainment — 0.9%
Electronic Arts, Inc.	132,982	18,528,382
Financial Services — 3.2%
Affirm Holdings, Inc.(1)	32,479	981,190
Berkshire Hathaway, Inc., Class B(1)	115,716	47,073,269

	Shares	Value
Corpay, Inc.(1)	6,101	$1,625,367
Euronet Worldwide, Inc.(1)	5,416	560,556
Global Payments, Inc.	129,951	12,566,262
		62,806,644
Food Products — 0.7%
Conagra Brands, Inc.	135,282	3,844,714
Hormel Foods Corp.	49,000	1,494,010
Ingredion, Inc.	57,825	6,632,528
Pilgrim's Pride Corp.(1)	70,692	2,720,935
		14,692,187
Gas Utilities — 0.1%
Atmos Energy Corp.	26,073	3,041,415
Ground Transportation — 1.4%
Uber Technologies, Inc.(1)	372,873	27,100,410
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	71,781	7,458,764
Align Technology, Inc.(1)	40,948	9,886,076
Dentsply Sirona, Inc.	147,586	3,676,367
Medtronic PLC	154,674	12,174,390
Solventum Corp.(1)	93,903	4,965,591
		38,161,188
Health Care Providers and Services — 3.8%
Centene Corp.(1)	122,399	8,115,054
Cigna Group	29,544	9,766,360
DaVita, Inc.(1)	36,464	5,052,816
Elevance Health, Inc.	34,718	18,812,295
Henry Schein, Inc.(1)	24,566	1,574,681
McKesson Corp.	51,738	30,217,062
Progyny, Inc.(1)	57,653	1,649,452
		75,187,720
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	19,408	3,551,858
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	614,786	11,053,852
Hotels, Restaurants and Leisure — 0.6%
Boyd Gaming Corp.	49,328	2,717,973
Darden Restaurants, Inc.	11,545	1,746,989
Expedia Group, Inc.(1)	23,912	3,012,673
Yum! Brands, Inc.	29,264	3,876,310
		11,353,945
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	21,369	2,427,305
PulteGroup, Inc.	38,650	4,255,365
		6,682,670
Household Products — 3.4%
Colgate-Palmolive Co.	363,683	35,291,798
Kimberly-Clark Corp.	19,587	2,706,923
Procter & Gamble Co.	178,866	29,498,581
		67,497,302
Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	172,598	14,839,976
Industrial REITs — 0.2%
Prologis, Inc.	34,139	3,834,151
Insurance — 4.4%
CNA Financial Corp.	113,741	5,240,048

	Shares	Value
Everest Group Ltd.	38,078	$14,508,479
Hartford Financial Services Group, Inc.	158,094	15,894,771
Marsh & McLennan Cos., Inc.	86,034	18,129,084
Progressive Corp.	36,032	7,484,207
Travelers Cos., Inc.	68,035	13,834,237
W R Berkley Corp.	167,300	13,146,434
		88,237,260
Interactive Media and Services — 0.1%
TripAdvisor, Inc.(1)	95,727	1,704,898
IT Services — 1.9%
Accenture PLC, Class A	21,455	6,509,662
Amdocs Ltd.	21,001	1,657,399
ASGN, Inc.(1)	21,442	1,890,541
Cognizant Technology Solutions Corp., Class A	243,140	16,533,520
International Business Machines Corp.	50,011	8,649,402
VeriSign, Inc.(1)	11,577	2,058,391
		37,298,915
Leisure Products — 0.2%
Mattel, Inc.(1)	241,106	3,920,384
Life Sciences Tools and Services — 0.7%
Danaher Corp.	28,008	6,997,799
Thermo Fisher Scientific, Inc.	12,134	6,710,102
		13,707,901
Machinery — 4.8%
Caterpillar, Inc.	84,566	28,168,935
Cummins, Inc.	115,328	31,937,783
Donaldson Co., Inc.	50,716	3,629,237
Oshkosh Corp.	10,846	1,173,537
Parker-Hannifin Corp.	36,272	18,346,740
Snap-on, Inc.	31,789	8,309,327
Timken Co.	50,189	4,021,644
		95,587,203
Media — 1.6%
Comcast Corp., Class A	696,519	27,275,684
Interpublic Group of Cos., Inc.	138,010	4,014,711
		31,290,395
Metals and Mining — 0.2%
Nucor Corp.	28,694	4,535,948
Multi-Utilities — 1.0%
Consolidated Edison, Inc.	111,519	9,972,029
WEC Energy Group, Inc.	132,568	10,401,285
		20,373,314
Oil, Gas and Consumable Fuels — 8.0%
APA Corp.	85,062	2,504,225
ConocoPhillips	243,416	27,841,922
Devon Energy Corp.	437,552	20,739,965
EOG Resources, Inc.	59,059	7,433,756
Exxon Mobil Corp.	499,110	57,457,543
Marathon Oil Corp.	349,937	10,032,694
Marathon Petroleum Corp.	47,964	8,320,795
Occidental Petroleum Corp.	382,693	24,121,140
		158,452,040
Personal Care Products — 0.3%
Kenvue, Inc.	367,556	6,682,168

	Shares	Value
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	510,920	$21,218,508
Johnson & Johnson	264,828	38,707,260
Merck & Co., Inc.	264,226	32,711,179
		92,636,947
Professional Services — 1.5%
CACI International, Inc., Class A(1)	18,752	8,065,798
Leidos Holdings, Inc.	120,615	17,595,316
Parsons Corp.(1)	14,538	1,189,354
Paycom Software, Inc.	15,666	2,240,864
		29,091,332
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	7,982	1,638,545
Retail REITs — 1.6%
Simon Property Group, Inc.	215,156	32,660,681
Semiconductors and Semiconductor Equipment — 7.3%
Amkor Technology, Inc.	149,521	5,983,830
Broadcom, Inc.	20,001	32,112,206
KLA Corp.	42,540	35,074,655
Marvell Technology, Inc.	214,174	14,970,763
Microchip Technology, Inc.	65,565	5,999,198
NXP Semiconductors NV	72,518	19,513,869
ON Semiconductor Corp.(1)	38,159	2,615,799
QUALCOMM, Inc.	118,393	23,581,518
Skyworks Solutions, Inc.	45,642	4,864,524
		144,716,362
Software — 3.3%
Adobe, Inc.(1)	27,816	15,452,901
AppLovin Corp., Class A(1)	31,417	2,614,523
Aspen Technology, Inc.(1)	5,268	1,046,383
Microsoft Corp.	29,924	13,374,532
Oracle Corp.	33,394	4,715,233
Salesforce, Inc.	34,054	8,755,283
Synopsys, Inc.(1)	32,557	19,373,368
		65,332,223
Specialized REITs — 0.6%
Public Storage	11,206	3,223,406
SBA Communications Corp.	48,412	9,503,276
		12,726,682
Specialty Retail — 1.9%
Bath & Body Works, Inc.	158,634	6,194,658
Gap, Inc.	236,004	5,638,136
Lowe's Cos., Inc.	67,733	14,932,417
Williams-Sonoma, Inc.	37,539	10,599,887
		37,365,098
Technology Hardware, Storage and Peripherals — 0.9%
Hewlett Packard Enterprise Co.	864,250	18,296,173
Textiles, Apparel and Luxury Goods — 1.1%
Columbia Sportswear Co.	31,432	2,485,643
NIKE, Inc., Class B	90,096	6,790,535
Ralph Lauren Corp.	40,569	7,102,009
Skechers USA, Inc., Class A(1)	78,000	5,391,360
		21,769,547
Trading Companies and Distributors — 2.2%
Beacon Roofing Supply, Inc.(1)	74,625	6,753,562

	Shares	Value
Core & Main, Inc., Class A(1)	96,918	$4,743,167
Ferguson PLC	97,274	18,837,110
GMS, Inc.(1)	26,416	2,129,394
MSC Industrial Direct Co., Inc., Class A	30,905	2,451,076
Watsco, Inc.	4,510	2,089,212
WESCO International, Inc.	37,238	5,902,968
		42,906,489
TOTAL COMMON STOCKS (Cost $1,621,079,527)		1,977,984,375
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	57,126	57,126
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $757,150), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $742,049)		741,722
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/33, valued at $8,108,177), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $7,952,511)		7,949,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125% - 4.50%, 12/31/24 - 5/31/29, valued at $3,030,798), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $2,971,309)		2,970,000
		11,660,722
TOTAL SHORT-TERM INVESTMENTS (Cost $11,717,848)		11,717,848
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,632,797,375)		1,989,702,223
OTHER ASSETS AND LIABILITIES — 0.0%		219,231
TOTAL NET ASSETS — 100.0%		$1,989,921,454

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2024
Assets
Investment securities, at value (cost of $1,632,797,375)	$1,989,702,223
Receivable for capital shares sold	344,703
Dividends and interest receivable	1,919,714
1,991,966,640

Liabilities
Payable for capital shares redeemed	980,349
Accrued management fees	1,024,320
Distribution and service fees payable	40,517
2,045,186

Net Assets	$1,989,921,454

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,757,307,036
Distributable earnings (loss)	232,614,418
$1,989,921,454

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,591,425,706	45,615,248	$34.89
I Class, $0.01 Par Value	$192,481,207	5,503,296	$34.98
A Class, $0.01 Par Value	$154,014,965	4,426,425	$34.79
C Class, $0.01 Par Value	$4,426,710	127,683	$34.67
R Class, $0.01 Par Value	$12,606,468	361,613	$34.86
R5 Class, $0.01 Par Value	$34,966,398	999,274	$34.99
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $36.91 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JUNE 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $32,746)	$42,853,694
Interest	537,380
43,391,074

Expenses:
Management fees	12,593,485
Distribution and service fees:
A Class	398,253
C Class	50,809
R Class	68,369
Directors' fees and expenses	147,069
Other expenses	36,997
13,294,982

Net investment income (loss)	30,096,092

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	123,736,258
Futures contract transactions	343,027
124,079,285

Change in net unrealized appreciation (depreciation) on:
Investments	117,377,048
Translation of assets and liabilities in foreign currencies	(4,804)
117,372,244

Net realized and unrealized gain (loss)	241,451,529

Net Increase (Decrease) in Net Assets Resulting from Operations	$271,547,621

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JUNE 30, 2024 AND JUNE 30, 2023
Increase (Decrease) in Net Assets	June 30, 2024	June 30, 2023
Operations
Net investment income (loss)	$30,096,092	$43,983,078
Net realized gain (loss)	124,079,285	(185,438,305)
Change in net unrealized appreciation (depreciation)	117,372,244	241,069,311
Net increase (decrease) in net assets resulting from operations	271,547,621	99,614,084

Distributions to Shareholders
From earnings:
Investor Class	(24,810,893)	(29,718,696)
I Class	(3,703,645)	(7,906,866)
A Class	(2,125,672)	(2,599,248)
C Class	(29,992)	(60,405)
R Class	(150,608)	(201,207)
R5 Class	(712,572)	(995,965)
Decrease in net assets from distributions	(31,533,382)	(41,482,387)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(403,218,097)	(356,844,216)

Net increase (decrease) in net assets	(163,203,858)	(298,712,519)

Net Assets
Beginning of period	2,153,125,312	2,451,837,831
End of period	$1,989,921,454	$2,153,125,312

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2024

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Core Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended June 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended June 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $7,664,079 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $1,545,998 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2024 were $1,341,090,801 and $1,742,769,907, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	1,198,892	$39,180,065	2,177,888	$66,707,663
Issued in reinvestment of distributions	717,682	23,626,223	931,606	28,163,136
Redeemed	(8,283,708)	(267,528,829)	(8,884,091)	(270,666,480)
	(6,367,134)	(204,722,541)	(5,774,597)	(175,795,681)
I Class/Shares Authorized	210,000,000		210,000,000
Sold	900,539	29,499,964	1,837,662	56,513,025
Issued in reinvestment of distributions	107,335	3,532,548	252,368	7,642,308
Redeemed	(5,501,863)	(174,476,600)	(7,557,068)	(230,747,800)
	(4,493,989)	(141,444,088)	(5,467,038)	(166,592,467)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	548,408	17,641,789	735,867	22,479,252
Issued in reinvestment of distributions	57,411	1,880,758	75,089	2,266,393
Redeemed	(1,534,009)	(49,823,253)	(1,178,420)	(35,713,525)
	(928,190)	(30,300,706)	(367,464)	(10,967,880)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	4,522	149,047	20,645	628,759
Issued in reinvestment of distributions	865	27,677	1,805	54,560
Redeemed	(69,559)	(2,234,449)	(113,045)	(3,420,157)
	(64,172)	(2,057,725)	(90,595)	(2,736,838)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	89,554	2,925,028	114,097	3,495,582
Issued in reinvestment of distributions	4,543	148,024	6,348	192,141
Redeemed	(232,647)	(7,319,070)	(127,413)	(3,878,970)
	(138,550)	(4,246,018)	(6,968)	(191,247)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	154,347	5,051,102	296,817	9,053,869
Issued in reinvestment of distributions	20,476	674,960	31,594	957,428
Redeemed	(804,527)	(26,173,081)	(345,029)	(10,571,400)
	(629,704)	(20,447,019)	(16,618)	(560,103)
Net increase (decrease)	(12,621,739)	$(403,218,097)	(11,723,280)	$(356,844,216)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,977,984,375	—	—
Short-Term Investments	57,126	$11,660,722	—
	$1,978,041,501	$11,660,722	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended June 30, 2024, the effect of equity price risk derivative instruments on the Statement of Operations was $343,027 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$31,533,382	$41,482,387
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,637,626,219
Gross tax appreciation of investments	$406,604,886
Gross tax depreciation of investments	(54,528,882)
Net tax appreciation (depreciation) of investments	352,076,004
Net tax appreciation (depreciation) of translation of assets and liabilities in foreign currencies	(268)
Net tax appreciation (depreciation)	$352,075,736
Undistributed ordinary income	$1,758,261
Accumulated short-term capital losses	$(121,219,579)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$30.91	0.49	4.01	4.50	(0.52)	—	(0.52)	$34.89	14.70%	0.66%	1.49%	67%	$1,591,426
2023	$30.12	0.57	0.76	1.33	(0.54)	—	(0.54)	$30.91	4.45%	0.66%	1.86%	179%	$1,606,519
2022	$43.20	0.50	(3.51)	(3.01)	(0.50)	(9.57)	(10.07)	$30.12	(9.84)%	0.65%	1.31%	234%	$1,739,617
2021	$35.99	0.58	12.52	13.10	(0.58)	(5.31)	(5.89)	$43.20	39.42%	0.66%	1.44%	240%	$2,076,714
2020	$36.82	0.76	(0.07)	0.69	(0.77)	(0.75)	(1.52)	$35.99	1.70%	0.67%	2.08%	100%	$1,588,537
I Class
2024	$30.98	0.55	4.03	4.58	(0.58)	—	(0.58)	$34.98	14.92%	0.46%	1.69%	67%	$192,481
2023	$30.19	0.64	0.75	1.39	(0.60)	—	(0.60)	$30.98	4.68%	0.46%	2.06%	179%	$309,724
2022	$43.28	0.58	(3.53)	(2.95)	(0.57)	(9.57)	(10.14)	$30.19	(9.67)%	0.45%	1.51%	234%	$466,890
2021	$36.05	0.65	12.55	13.20	(0.66)	(5.31)	(5.97)	$43.28	39.70%	0.46%	1.64%	240%	$584,160
2020	$36.88	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.05	1.90%	0.47%	2.28%	100%	$272,307
A Class
2024	$30.82	0.40	4.01	4.41	(0.44)	—	(0.44)	$34.79	14.39%	0.91%	1.24%	67%	$154,015
2023	$30.04	0.49	0.76	1.25	(0.47)	—	(0.47)	$30.82	4.20%	0.91%	1.61%	179%	$165,051
2022	$43.11	0.40	(3.50)	(3.10)	(0.40)	(9.57)	(9.97)	$30.04	(10.07)%	0.90%	1.06%	234%	$171,905
2021	$35.93	0.48	12.49	12.97	(0.48)	(5.31)	(5.79)	$43.11	39.04%	0.91%	1.19%	240%	$180,616
2020	$36.76	0.67	(0.07)	0.60	(0.68)	(0.75)	(1.43)	$35.93	1.46%	0.92%	1.83%	100%	$130,398
C Class
2024	$30.71	0.16	3.99	4.15	(0.19)	—	(0.19)	$34.67	13.55%	1.66%	0.49%	67%	$4,427
2023	$29.93	0.26	0.76	1.02	(0.24)	—	(0.24)	$30.71	3.43%	1.66%	0.86%	179%	$5,892
2022	$43.00	0.10	(3.48)	(3.38)	(0.12)	(9.57)	(9.69)	$29.93	(10.76)%	1.65%	0.31%	234%	$8,455
2021	$35.84	0.17	12.48	12.65	(0.18)	(5.31)	(5.49)	$43.00	38.05%	1.66%	0.44%	240%	$12,987
2020	$36.68	0.39	(0.08)	0.31	(0.40)	(0.75)	(1.15)	$35.84	0.68%	1.67%	1.08%	100%	$7,452
R Class
2024	$30.88	0.32	4.01	4.33	(0.35)	—	(0.35)	$34.86	14.11%	1.16%	0.99%	67%	$12,606
2023	$30.10	0.41	0.76	1.17	(0.39)	—	(0.39)	$30.88	3.93%	1.16%	1.36%	179%	$15,447
2022	$43.18	0.31	(3.51)	(3.20)	(0.31)	(9.57)	(9.88)	$30.10	(10.30)%	1.15%	0.81%	234%	$15,265
2021	$35.97	0.38	12.51	12.89	(0.37)	(5.31)	(5.68)	$43.18	38.73%	1.16%	0.94%	240%	$18,245
2020	$36.81	0.58	(0.09)	0.49	(0.58)	(0.75)	(1.33)	$35.97	1.18%	1.17%	1.58%	100%	$14,218

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024	$31.00	0.56	4.01	4.57	(0.58)	—	(0.58)	$34.99	14.91%	0.46%	1.69%	67%	$34,966
2023	$30.21	0.63	0.76	1.39	(0.60)	—	(0.60)	$31.00	4.64%	0.46%	2.06%	179%	$50,491
2022	$43.29	0.58	(3.52)	(2.94)	(0.57)	(9.57)	(10.14)	$30.21	(9.64)%	0.45%	1.51%	234%	$49,707
2021	$36.06	0.63	12.57	13.20	(0.66)	(5.31)	(5.97)	$43.29	39.68%	0.46%	1.64%	240%	$38,493
2020	$36.89	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.06	1.90%	0.47%	2.28%	100%	$16,388

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Disciplined Core Value Fund and the Board of Directors of American Century Quantitative Equity Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Disciplined Core Value Fund (the “Fund”), one of the funds constituting the American Century Quantitative Equity Funds, Inc., as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended June 30, 2021, were audited by other auditors, whose report, dated August 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
August 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
18

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Directors met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
19

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
20

administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

21

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended June 30, 2024.

For corporate taxpayers, the fund hereby designates $31,533,382, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended June 30, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92991 2408

Annual Financial Statements and Other Information

June 30, 2024

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)

Schedule of Investments

JUNE 30, 2024

	Shares	Value
COMMON STOCKS — 99.2%
Automobiles — 1.0%
Tesla, Inc.(1)	23,127	$4,576,371
Biotechnology — 1.9%
Neurocrine Biosciences, Inc.(1)	6,684	920,186
Regeneron Pharmaceuticals, Inc.(1)	280	294,288
Vertex Pharmaceuticals, Inc.(1)	15,022	7,041,112
		8,255,586
Broadline Retail — 5.3%
Amazon.com, Inc.(1)	119,236	23,042,357
Coupang, Inc.(1)	40,623	851,052
		23,893,409
Building Products — 0.5%
AAON, Inc.	3,090	269,572
Advanced Drainage Systems, Inc.	5,157	827,131
Lennox International, Inc.	1,837	982,758
UFP Industries, Inc.	2,146	240,352
		2,319,813
Capital Markets — 0.1%
Blackstone, Inc.	1,972	244,134
Commercial Services and Supplies — 0.1%
MSA Safety, Inc.	2,300	431,687
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	5,105	1,789,200
Motorola Solutions, Inc.	1,994	769,784
		2,558,984
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	9,974	8,477,800
Maplebear, Inc.(1)	12,586	404,514
Performance Food Group Co.(1)	9,664	638,887
Sysco Corp.	29,585	2,112,073
		11,633,274
Electrical Equipment — 0.1%
Rockwell Automation, Inc.	885	243,623
Entertainment — 2.0%
Electronic Arts, Inc.	3,913	545,198
Netflix, Inc.(1)	8,357	5,639,972
Spotify Technology SA(1)	8,364	2,624,540
		8,809,710
Financial Services — 3.4%
Mastercard, Inc., Class A	17,889	7,891,911
Shift4 Payments, Inc., Class A(1)	6,876	504,355
Visa, Inc., Class A	26,315	6,906,898
		15,303,164
Ground Transportation — 1.5%
Saia, Inc.(1)	444	210,585
Uber Technologies, Inc.(1)	91,209	6,629,070
		6,839,655
Health Care Equipment and Supplies — 1.0%
Align Technology, Inc.(1)	4,329	1,045,151
IDEXX Laboratories, Inc.(1)	5,990	2,918,328
Inspire Medical Systems, Inc.(1)	3,145	420,895
		4,384,374
2

	Shares	Value
Health Care Providers and Services — 0.6%
UnitedHealth Group, Inc.	5,129	$2,611,994
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	7,972	1,458,956
Hotels, Restaurants and Leisure — 2.5%
Booking Holdings, Inc.	1,653	6,548,360
Boyd Gaming Corp.	3,799	209,325
Chipotle Mexican Grill, Inc.(1)	9,800	613,970
DoorDash, Inc., Class A(1)	7,476	813,239
Expedia Group, Inc.(1)	7,618	959,792
Starbucks Corp.	28,338	2,206,113
		11,350,799
Household Products — 0.2%
Colgate-Palmolive Co.	10,973	1,064,820
Insurance — 1.1%
Aon PLC, Class A	5,014	1,472,010
Kinsale Capital Group, Inc.	825	317,856
Marsh & McLennan Cos., Inc.	11,710	2,467,531
Progressive Corp.	3,864	802,592
		5,059,989
Interactive Media and Services — 12.6%
Alphabet, Inc., Class A	114,843	20,918,653
Alphabet, Inc., Class C	63,687	11,681,470
Meta Platforms, Inc., Class A	42,020	21,187,324
Pinterest, Inc., Class A(1)	54,246	2,390,621
		56,178,068
IT Services — 0.3%
Accenture PLC, Class A	4,943	1,499,756
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	7,144	926,077
Mettler-Toledo International, Inc.(1)	1,388	1,939,855
		2,865,932
Machinery — 1.2%
Caterpillar, Inc.	14,258	4,749,340
Donaldson Co., Inc.	5,976	427,642
		5,176,982
Media — 0.3%
Trade Desk, Inc., Class A(1)	13,279	1,296,960
Office REITs — 0.1%
Boston Properties, Inc.	3,941	242,608
Oil, Gas and Consumable Fuels — 0.9%
ConocoPhillips	11,978	1,370,043
Exxon Mobil Corp.	14,818	1,705,848
Occidental Petroleum Corp.	17,623	1,110,778
		4,186,669
Pharmaceuticals — 3.0%
Eli Lilly & Co.	9,318	8,436,331
Merck & Co., Inc.	39,382	4,875,491
		13,311,822
Semiconductors and Semiconductor Equipment — 16.4%
Applied Materials, Inc.	21,762	5,135,614
Broadcom, Inc.	5,764	9,254,275
KLA Corp.	5,309	4,377,324
Lam Research Corp.	2,299	2,448,090
Microchip Technology, Inc.	15,604	1,427,766
3

	Shares	Value
Monolithic Power Systems, Inc.	1,305	$1,072,292
NVIDIA Corp.	333,530	41,204,296
NXP Semiconductors NV	4,208	1,132,331
QUALCOMM, Inc.	37,578	7,484,786
		73,536,774
Software — 21.0%
Adobe, Inc.(1)	15,209	8,449,208
AppLovin Corp., Class A(1)	5,942	494,493
Atlassian Corp., Class A(1)	2,119	374,809
Autodesk, Inc.(1)	14,863	3,677,849
Cadence Design Systems, Inc.(1)	5,602	1,724,016
Crowdstrike Holdings, Inc., Class A(1)	7,531	2,885,804
Datadog, Inc., Class A(1)	12,451	1,614,770
Fair Isaac Corp.(1)	1,247	1,856,359
Fortinet, Inc.(1)	27,746	1,672,251
Intuit, Inc.	9,978	6,557,641
Microsoft Corp.	107,902	48,226,799
Palo Alto Networks, Inc.(1)	5,874	1,991,345
Pegasystems, Inc.	5,095	308,400
Salesforce, Inc.	17,906	4,603,633
ServiceNow, Inc.(1)	10,071	7,922,554
Synopsys, Inc.(1)	812	483,189
Teradata Corp.(1)	10,962	378,847
Workday, Inc., Class A(1)	2,608	583,044
Zscaler, Inc.(1)	1,658	318,651
		94,123,662
Specialty Retail — 3.7%
Burlington Stores, Inc.(1)	1,270	304,800
Home Depot, Inc.	17,805	6,129,193
O'Reilly Automotive, Inc.(1)	339	358,004
Ross Stores, Inc.	13,638	1,981,874
TJX Cos., Inc.	57,880	6,372,588
Ulta Beauty, Inc.(1)	2,917	1,125,583
		16,272,042
Technology Hardware, Storage and Peripherals — 11.7%
Apple, Inc.	242,293	51,031,752
Pure Storage, Inc., Class A(1)	19,192	1,232,318
		52,264,070
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	3,761	548,880
Deckers Outdoor Corp.(1)	495	479,135
Lululemon Athletica, Inc.(1)	9,964	2,976,247
NIKE, Inc., Class B	21,470	1,618,194
		5,622,456
Trading Companies and Distributors — 1.3%
Fastenal Co.	25,014	1,571,880
Ferguson PLC	2,977	576,496
WW Grainger, Inc.	4,156	3,749,709
		5,898,085
TOTAL COMMON STOCKS (Cost $191,231,120)		443,516,228
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,306	21,306
4

	Shares	Value
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $272,636), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $267,199)		$267,081
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/33, valued at $2,919,328), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $2,863,264)		2,862,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125% - 4.25%, 8/31/25 - 6/30/30, valued at $1,090,905), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $1,069,471)		1,069,000
		4,198,081
TOTAL SHORT-TERM INVESTMENTS (Cost $4,219,387)		4,219,387
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $195,450,507)		447,735,615
OTHER ASSETS AND LIABILITIES — (0.1)%		(443,256)
TOTAL NET ASSETS — 100.0%		$447,292,359

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

JUNE 30, 2024
Assets
Investment securities, at value (cost of $195,450,507)	$447,735,615
Receivable for capital shares sold	91,393
Dividends and interest receivable	73,559
447,900,567

Liabilities
Payable for capital shares redeemed	246,154
Accrued management fees	341,377
Distribution and service fees payable	20,677
608,208

Net Assets	$447,292,359

Net Assets Consist of:
Capital (par value and paid-in surplus)	$57,337,772
Distributable earnings (loss)	389,954,587
$447,292,359

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$285,300,518	9,836,223	$29.01
I Class, $0.01 Par Value	$83,098,160	2,820,093	$29.47
Y Class, $0.01 Par Value	$531,997	17,996	$29.56
A Class, $0.01 Par Value	$57,211,699	2,035,535	$28.11
C Class, $0.01 Par Value	$3,084,153	129,882	$23.75
R Class, $0.01 Par Value	$16,612,496	621,570	$26.73
R5 Class, $0.01 Par Value	$1,453,336	49,277	$29.49
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $29.82 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED JUNE 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,623)	$4,035,187
Interest	313,351
4,348,538

Expenses:
Management fees	5,617,440
Distribution and service fees:
A Class	120,982
C Class	31,099
R Class	70,323
Directors' fees and expenses	48,098
Other expenses	3,998
5,891,940
Fees waived(1)	(1,737,540)
4,154,400

Net investment income (loss)	194,138

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	272,856,464
Futures contract transactions	2,961,452
Foreign currency translation transactions	2,625
275,820,541

Change in net unrealized appreciation (depreciation) on investments	(123,555,805)

Net realized and unrealized gain (loss)	152,264,736

Net Increase (Decrease) in Net Assets Resulting from Operations	$152,458,874
(1)Amount consists of $26,883, $7,038, $53, $4,839, $311, $1,407, $96 and $1,696,913 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and G Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED JUNE 30, 2024 AND JUNE 30, 2023
Increase (Decrease) in Net Assets	June 30, 2024	June 30, 2023
Operations
Net investment income (loss)	$194,138	$5,156,768
Net realized gain (loss)	275,820,541	344,317
Change in net unrealized appreciation (depreciation)	(123,555,805)	172,753,975
Net increase (decrease) in net assets resulting from operations	152,458,874	178,255,060

Distributions to Shareholders
From earnings:
Investor Class	(99,698)	—
I Class	(39,707)	(103,214)
Y Class	(390)	(1,156)
A Class	(10,054)	—
R5 Class	(689)	(2,177)
G Class	(1,726,883)	(5,038,511)
Decrease in net assets from distributions	(1,877,421)	(5,145,058)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(599,184,003)	(134,101,002)

Net increase (decrease) in net assets	(448,602,550)	39,009,000

Net Assets
Beginning of period	895,894,909	856,885,909
End of period	$447,292,359	$895,894,909

See Notes to Financial Statements.
8

Notes to Financial Statements

JUNE 30, 2024

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. On December 15, 2023, there were no outstanding G Class shares and the fund discontinued offering G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
9

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. During the period ended June 30, 2024, the investment advisor agreed to waive 0.01% of the fund's management fee. Effective August 1, 2024, the investment advisor agreed to increase the amount of the waiver from 0.01% to 0.09% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors. During the period, the investment advisor waived the G Class's management fee in its entirety.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.00%	0.99%
I Class		0.0500% to 0.1100%	0.80%	0.79%
Y Class		0.0000% to 0.0600%	0.75%	0.74%
A Class		0.2500% to 0.3100%	1.00%	0.99%
C Class		0.2500% to 0.3100%	1.00%	0.99%
R Class		0.2500% to 0.3100%	1.00%	0.99%
R5 Class		0.0500% to 0.1100%	0.80%	0.79%
G Class		0.0500% to 0.1100%	0.80%	0.00%
10

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended June 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $36,121,137 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $8,403,152 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2024 were $245,499,900 and $842,827,663, respectively.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	480,000,000		480,000,000
Sold	1,988,114	$48,146,076	940,132	$17,704,070
Issued in reinvestment of distributions	3,999	96,746	—	—
Redeemed	(4,937,104)	(117,024,384)	(2,205,471)	(40,593,144)
	(2,944,991)	(68,781,562)	(1,265,339)	(22,889,074)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	481,180	12,009,048	377,447	7,126,295
Issued in reinvestment of distributions	1,617	39,693	5,907	103,188
Redeemed	(678,571)	(16,190,061)	(2,813,361)	(50,886,281)
	(195,774)	(4,141,320)	(2,430,007)	(43,656,798)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	6,539	157,355	52,397	1,015,973
Issued in reinvestment of distributions	16	390	66	1,156
Redeemed	(11,957)	(303,829)	(34,364)	(673,108)
	(5,402)	(146,084)	18,099	344,021
A Class/Shares Authorized	50,000,000		50,000,000
Sold	378,220	8,682,073	342,653	6,162,417
Issued in reinvestment of distributions	420	9,861	—	—
Redeemed	(380,876)	(9,015,114)	(429,301)	(7,716,853)
	(2,236)	(323,180)	(86,648)	(1,554,436)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	14,938	314,193	5,253	81,073
Redeemed	(93,373)	(1,795,977)	(326,671)	(4,962,521)
	(78,435)	(1,481,784)	(321,418)	(4,881,448)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	174,254	3,909,738	145,767	2,518,092
Redeemed	(215,428)	(4,550,760)	(120,233)	(2,100,491)
	(41,174)	(641,022)	25,534	417,601
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	27,757	669,476	12,195	225,338
Issued in reinvestment of distributions	28	689	124	2,177
Redeemed	(1,666)	(44,244)	(66,641)	(1,149,713)
	26,119	625,921	(54,322)	(922,198)
G Class/Shares Authorized	550,000,000		550,000,000
Sold	247,767	5,449,116	2,159,845	40,026,333
Issued in reinvestment of distributions	73,610	1,726,883	281,495	5,038,511
Redeemed	(22,635,694)	(531,470,971)	(5,451,825)	(106,023,514)
	(22,314,317)	(524,294,972)	(3,010,485)	(60,958,670)
Net increase (decrease)	(25,556,210)	$(599,184,003)	(7,124,586)	$(134,101,002)

12

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$443,516,228	—	—
Short-Term Investments	21,306	$4,198,081	—
	$443,537,534	$4,198,081	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended June 30, 2024, the effect of equity price risk derivative instruments on the Statement of Operations was $2,961,452 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$194,980	$5,145,058
Long-term capital gains	$1,682,441	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to tax equalization, were made to capital $81,495,673 and distributable earnings $(81,495,673).
13

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$196,308,483
Gross tax appreciation of investments	$254,628,933
Gross tax depreciation of investments	(3,201,801)
Net tax appreciation (depreciation) of investments	251,427,132
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—
Net tax appreciation (depreciation)	$251,427,132
Undistributed ordinary income	—
Accumulated long-term gains	$138,527,455

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$21.70	(0.07)	7.39	7.32	(0.01)	—	(0.01)	$29.01	33.74%	1.00%	1.01%	(0.29)%	(0.30)%	40%	$285,301
2023	$17.68	0.01	4.01	4.02	—	—	—	$21.70	22.74%	1.00%	1.01%	0.06%	0.05%	142%	$277,357
2022	$26.83	(0.06)	(3.76)	(3.82)	—	(5.33)	(5.33)	$17.68	(19.47)%	0.99%	1.00%	(0.14)%	(0.15)%	205%	$248,369
2021	$24.39	(0.07)	7.17	7.10	—	(4.66)	(4.66)	$26.83	31.26%	1.00%	1.01%	(0.28)%	(0.29)%	189%	$273,391
2020	$21.76	(0.02)	4.59	4.57	—	(1.94)	(1.94)	$24.39	22.13%	1.01%	1.02%	(0.10)%	(0.11)%	142%	$238,408
I Class
2024	$22.00	(0.03)	7.51	7.48	(0.01)	—	(0.01)	$29.47	34.03%	0.80%	0.81%	(0.09)%	(0.10)%	40%	$83,098
2023	$17.92	0.05	4.06	4.11	(0.03)	—	(0.03)	$22.00	22.96%	0.80%	0.81%	0.26%	0.25%	142%	$66,363
2022	$27.08	(0.02)	(3.81)	(3.83)	—	(5.33)	(5.33)	$17.92	(19.31)%	0.79%	0.80%	0.06%	0.05%	205%	$97,606
2021	$24.54	(0.02)	7.22	7.20	—	(4.66)	(4.66)	$27.08	31.50%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$149,388
2020	$21.84	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.54	22.38%	0.81%	0.82%	0.10%	0.09%	142%	$136,351
Y Class
2024	$22.06	(0.01)	7.53	7.52	(0.02)	—	(0.02)	$29.56	34.08%	0.75%	0.76%	(0.04)%	(0.05)%	40%	$532
2023	$17.97	0.02	4.11	4.13	(0.04)	—	(0.04)	$22.06	23.02%	0.75%	0.76%	0.31%	0.30%	142%	$516
2022	$27.13	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.97	(19.27)%	0.74%	0.75%	0.11%	0.10%	205%	$95
2021	$24.56	(0.01)	7.24	7.23	—	(4.66)	(4.66)	$27.13	31.61%	0.75%	0.76%	(0.03)%	(0.04)%	189%	$159
2020	$21.85	0.04	4.61	4.65	—	(1.94)	(1.94)	$24.56	22.42%	0.76%	0.77%	0.15%	0.14%	142%	$232
A Class
2024	$21.08	(0.13)	7.16	7.03	—(3)	—	—(3)	$28.11	33.44%	1.25%	1.26%	(0.54)%	(0.55)%	40%	$57,212
2023	$17.22	(0.04)	3.90	3.86	—	—	—	$21.08	22.43%	1.25%	1.26%	(0.19)%	(0.20)%	142%	$42,947
2022	$26.31	(0.12)	(3.64)	(3.76)	—	(5.33)	(5.33)	$17.22	(19.69)%	1.24%	1.25%	(0.39)%	(0.40)%	205%	$36,573
2021	$24.05	(0.13)	7.05	6.92	—	(4.66)	(4.66)	$26.31	30.93%	1.25%	1.26%	(0.53)%	(0.54)%	189%	$47,150
2020	$21.53	(0.08)	4.54	4.46	—	(1.94)	(1.94)	$24.05	21.84%	1.26%	1.27%	(0.35)%	(0.36)%	142%	$34,139
C Class
2024	$17.94	(0.26)	6.07	5.81	—	—	—	$23.75	32.46%	2.00%	2.01%	(1.29)%	(1.30)%	40%	$3,084
2023	$14.76	(0.14)	3.32	3.18	—	—	—	$17.94	21.48%	2.00%	2.01%	(0.94)%	(0.95)%	142%	$3,737
2022	$23.41	(0.27)	(3.05)	(3.32)	—	(5.33)	(5.33)	$14.76	(20.27)%	1.99%	2.00%	(1.14)%	(1.15)%	205%	$7,820
2021	$21.99	(0.29)	6.37	6.08	—	(4.66)	(4.66)	$23.41	29.92%	2.00%	2.01%	(1.28)%	(1.29)%	189%	$16,775
2020	$19.98	(0.22)	4.17	3.95	—	(1.94)	(1.94)	$21.99	20.94%	2.01%	2.02%	(1.10)%	(1.11)%	142%	$22,346

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$20.09	(0.18)	6.82	6.64	—	—	—	$26.73	33.12%	1.50%	1.51%	(0.79)%	(0.80)%	40%	$16,612
2023	$16.45	(0.08)	3.72	3.64	—	—	—	$20.09	22.14%	1.50%	1.51%	(0.44)%	(0.45)%	142%	$13,312
2022	$25.42	(0.17)	(3.47)	(3.64)	—	(5.33)	(5.33)	$16.45	(19.93)%	1.49%	1.50%	(0.64)%	(0.65)%	205%	$10,481
2021	$23.42	(0.19)	6.85	6.66	—	(4.66)	(4.66)	$25.42	30.63%	1.50%	1.51%	(0.78)%	(0.79)%	189%	$12,958
2020	$21.06	(0.13)	4.43	4.30	—	(1.94)	(1.94)	$23.42	21.56%	1.51%	1.52%	(0.60)%	(0.61)%	142%	$9,548
R5 Class
2024	$22.02	(0.03)	7.51	7.48	(0.01)	—	(0.01)	$29.49	34.00%	0.80%	0.81%	(0.09)%	(0.10)%	40%	$1,453
2023	$17.94	0.07	4.04	4.11	(0.03)	—	(0.03)	$22.02	23.01%	0.80%	0.81%	0.26%	0.25%	142%	$510
2022	$27.10	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.94	(19.34)%	0.79%	0.80%	0.06%	0.05%	205%	$1,390
2021	$24.55	(0.02)	7.23	7.21	—	(4.66)	(4.66)	$27.10	31.53%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$1,528
2020	$21.85	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.55	22.37%	0.81%	0.82%	0.10%	0.09%	142%	$1,153

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Disciplined Growth Fund and the Board of Directors of American Century Quantitative Equity Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Disciplined Growth Fund (the “Fund”), one of the funds constituting the American Century Quantitative Equity Funds, Inc., as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended June 30, 2021, were audited by other auditors, whose report, dated August 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
August 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Directors met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
19

administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.09% (e.g., the Investor Class unified fee will be reduced from 1.00% to 0.91%) for at least one year, beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

20

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended June 30, 2024.

For corporate taxpayers, the fund hereby designates $194,980, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended June 30, 2024 as qualified for the corporate dividends received deduction.

The fund hereby designates $83,178,114, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended June 30, 2024.

The fund utilized earnings and profits of $81,495,673 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92989 2408

Annual Financial Statements and Other Information

June 30, 2024

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Schedule of Investments

JUNE 30, 2024

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.7%
Axon Enterprise, Inc.(1)	14,471	$4,257,947
Boeing Co.(1)	6,773	1,232,754
General Electric Co.	7,613	1,210,239
Kratos Defense & Security Solutions, Inc.(1)	61,332	1,227,253
Lockheed Martin Corp.	26,627	12,437,472
Rocket Lab USA, Inc.(1)	275,891	1,324,277
RTX Corp.	41,613	4,177,529
Textron, Inc.	41,189	3,536,487
		29,403,958
Air Freight and Logistics — 0.7%
FedEx Corp.	25,503	7,646,819
United Parcel Service, Inc., Class B	35,103	4,803,846
		12,450,665
Automobiles — 0.5%
Tesla, Inc.(1)	45,625	9,028,275
Banks — 2.9%
Bank of America Corp.	102,068	4,059,244
JPMorgan Chase & Co.	138,989	28,111,915
U.S. Bancorp	180,607	7,170,098
Wells Fargo & Co.	151,030	8,969,672
		48,310,929
Beverages — 0.6%
Coca-Cola Co.	106,471	6,776,879
Monster Beverage Corp.(1)	22,050	1,101,397
PepsiCo, Inc.	13,488	2,224,576
		10,102,852
Biotechnology — 3.6%
AbbVie, Inc.	73,908	12,676,700
Alkermes PLC(1)	31,298	754,282
Amgen, Inc.	23,816	7,441,309
Gilead Sciences, Inc.	46,929	3,219,799
Neurocrine Biosciences, Inc.(1)	9,468	1,303,460
Regeneron Pharmaceuticals, Inc.(1)	14,580	15,324,017
Vertex Pharmaceuticals, Inc.(1)	42,054	19,711,551
		60,431,118
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	403,605	77,996,666
Coupang, Inc.(1)	92,770	1,943,532
		79,940,198
Building Products — 0.5%
Builders FirstSource, Inc.(1)	4,961	686,652
Masco Corp.	21,106	1,407,137
Owens Corning	32,159	5,586,661
Simpson Manufacturing Co., Inc.	6,583	1,109,433
		8,789,883
Capital Markets — 0.9%
Cboe Global Markets, Inc.	25,970	4,416,458
Moody's Corp.	3,042	1,280,469
Morgan Stanley	32,596	3,168,005
2

	Shares	Value
MSCI, Inc.	6,679	$3,217,608
T Rowe Price Group, Inc.	21,721	2,504,649
		14,587,189
Chemicals — 0.7%
Dow, Inc.	28,380	1,505,559
DuPont de Nemours, Inc.	15,473	1,245,422
LyondellBasell Industries NV, Class A	26,031	2,490,126
PPG Industries, Inc.	49,070	6,177,422
		11,418,529
Commercial Services and Supplies — 0.7%
MSA Safety, Inc.	6,305	1,183,385
RB Global, Inc.	15,983	1,220,462
Republic Services, Inc.	25,102	4,878,323
Veralto Corp.	21,995	2,099,863
Waste Management, Inc.	10,107	2,156,227
		11,538,260
Communications Equipment — 0.5%
Cisco Systems, Inc.	140,626	6,681,141
F5, Inc.(1)	11,946	2,057,460
		8,738,601
Consumer Finance — 1.0%
American Express Co.	41,776	9,673,233
Discover Financial Services	13,707	1,793,013
Synchrony Financial	101,682	4,798,373
		16,264,619
Consumer Staples Distribution & Retail — 2.1%
Sysco Corp.	154,623	11,038,536
Target Corp.	65,254	9,660,202
U.S. Foods Holding Corp.(1)	40,071	2,122,962
Walmart, Inc.	191,938	12,996,122
		35,817,822
Distributors — 0.1%
LKQ Corp.	35,060	1,458,146
Pool Corp.	3,504	1,076,884
		2,535,030
Electric Utilities — 0.3%
American Electric Power Co., Inc.	30,996	2,719,589
NextEra Energy, Inc.	26,960	1,909,038
		4,628,627
Electrical Equipment — 0.2%
Acuity Brands, Inc.	6,009	1,450,813
Atkore, Inc.	9,592	1,294,249
		2,745,062
Energy Equipment and Services — 0.5%
Halliburton Co.	50,943	1,720,854
Schlumberger NV	159,305	7,516,010
		9,236,864
Entertainment — 0.7%
Electronic Arts, Inc.	10,566	1,472,161
Netflix, Inc.(1)	10,197	6,881,751
Walt Disney Co.	29,761	2,954,970
		11,308,882
Financial Services — 3.9%
AvidXchange Holdings, Inc.(1)	106,029	1,278,710
Berkshire Hathaway, Inc., Class B(1)	35,315	14,366,142
3

	Shares	Value
Fidelity National Information Services, Inc.	22,546	$1,699,066
Fiserv, Inc.(1)	7,923	1,180,844
Mastercard, Inc., Class A	27,760	12,246,602
PayPal Holdings, Inc.(1)	63,304	3,673,531
Visa, Inc., Class A	117,040	30,719,489
		65,164,384
Food Products — 0.7%
Conagra Brands, Inc.	103,012	2,927,601
General Mills, Inc.	22,078	1,396,654
Hershey Co.	20,218	3,716,675
Lamb Weston Holdings, Inc.	11,484	965,575
McCormick & Co., Inc.	32,242	2,287,248
Mondelez International, Inc., Class A	17,144	1,121,903
		12,415,656
Gas Utilities — 0.2%
Atmos Energy Corp.	29,161	3,401,631
Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	272,388	19,797,160
Union Pacific Corp.	9,426	2,132,727
		21,929,887
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories	49,325	5,125,361
Align Technology, Inc.(1)	15,715	3,794,073
Integer Holdings Corp.(1)	10,705	1,239,532
Lantheus Holdings, Inc.(1)	16,417	1,318,121
Medtronic PLC	40,416	3,181,143
Stryker Corp.	3,729	1,268,792
Zimmer Biomet Holdings, Inc.	42,444	4,606,447
		20,533,469
Health Care Providers and Services — 2.5%
Cardinal Health, Inc.	49,882	4,904,398
Centene Corp.(1)	132,234	8,767,114
Cigna Group	20,139	6,657,349
DaVita, Inc.(1)	8,000	1,108,560
Elevance Health, Inc.	9,300	5,039,298
HCA Healthcare, Inc.	7,758	2,492,490
Henry Schein, Inc.(1)	27,567	1,767,045
McKesson Corp.	17,958	10,488,191
UnitedHealth Group, Inc.	1,850	942,131
		42,166,576
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	43,646	7,987,654
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	86,558	1,556,313
Sunstone Hotel Investors, Inc.	118,736	1,241,978
		2,798,291
Hotels, Restaurants and Leisure — 1.7%
Booking Holdings, Inc.	3,987	15,794,500
Darden Restaurants, Inc.	12,020	1,818,866
Expedia Group, Inc.(1)	20,709	2,609,127
Las Vegas Sands Corp.	20,049	887,168
Starbucks Corp.	76,990	5,993,672
Yum! Brands, Inc.	9,623	1,274,663
		28,377,996
4

	Shares	Value
Household Durables — 0.4%
DR Horton, Inc.	12,247	$1,725,970
Lennar Corp., Class A	27,740	4,157,394
PulteGroup, Inc.	8,573	943,887
		6,827,251
Household Products — 2.0%
Colgate-Palmolive Co.	145,245	14,094,575
Kimberly-Clark Corp.	64,623	8,930,899
Procter & Gamble Co.	69,533	11,467,382
		34,492,856
Industrial REITs — 0.1%
Prologis, Inc.	12,455	1,398,821
Insurance — 2.1%
Aon PLC, Class A	11,161	3,276,646
Arch Capital Group Ltd.(1)	22,294	2,249,242
Chubb Ltd.	12,356	3,151,769
Everest Group Ltd.	15,093	5,750,735
Marsh & McLennan Cos., Inc.	15,329	3,230,127
MetLife, Inc.	40,638	2,852,381
Travelers Cos., Inc.	51,707	10,514,101
W R Berkley Corp.	60,777	4,775,857
		35,800,858
Interactive Media and Services — 7.0%
Alphabet, Inc., Class A	222,264	40,485,388
Alphabet, Inc., Class C	209,959	38,510,680
Meta Platforms, Inc., Class A	78,116	39,387,649
		118,383,717
IT Services — 1.0%
Accenture PLC, Class A	21,916	6,649,533
Cognizant Technology Solutions Corp., Class A	23,698	1,611,464
International Business Machines Corp.	54,068	9,351,061
		17,612,058
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	40,304	5,224,607
Avantor, Inc.(1)	49,438	1,048,086
IQVIA Holdings, Inc.(1)	8,725	1,844,814
Medpace Holdings, Inc.(1)	3,929	1,618,159
Mettler-Toledo International, Inc.(1)	1,637	2,287,855
		12,023,521
Machinery — 3.2%
Caterpillar, Inc.	73,116	24,354,940
Crane Co.	8,585	1,244,653
Cummins, Inc.	28,217	7,814,134
Donaldson Co., Inc.	10,648	761,971
Dover Corp.	9,143	1,649,854
Ingersoll Rand, Inc.	13,493	1,225,704
Otis Worldwide Corp.	25,176	2,423,442
PACCAR, Inc.	50,559	5,204,543
Parker-Hannifin Corp.	14,030	7,096,514
Snap-on, Inc.	6,035	1,577,489
SPX Technologies, Inc.(1)	8,713	1,238,466
		54,591,710
Media — 0.6%
Comcast Corp., Class A	148,365	5,809,973
Trade Desk, Inc., Class A(1)	36,867	3,600,800
		9,410,773
5

	Shares	Value
Metals and Mining — 0.2%
Cleveland-Cliffs, Inc.(1)	91,100	$1,402,029
Freeport-McMoRan, Inc.	23,562	1,145,113
		2,547,142
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	43,766	3,913,556
WEC Energy Group, Inc.	64,173	5,035,013
		8,948,569
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp.	24,420	3,819,776
ConocoPhillips	152,806	17,477,950
Coterra Energy, Inc.	43,855	1,169,613
Devon Energy Corp.	131,814	6,247,984
EOG Resources, Inc.	60,091	7,563,654
Exxon Mobil Corp.	157,008	18,074,761
Hess Corp.	7,610	1,122,627
Marathon Oil Corp.	28,985	831,000
Marathon Petroleum Corp.	15,378	2,667,775
Occidental Petroleum Corp.	118,785	7,487,019
		66,462,159
Personal Care Products — 0.2%
Kenvue, Inc.	171,066	3,109,980
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	77,516	3,219,239
Eli Lilly & Co.	30,660	27,758,951
Jazz Pharmaceuticals PLC(1)	9,147	976,259
Johnson & Johnson	70,385	10,287,472
Merck & Co., Inc.	213,796	26,467,945
		68,709,866
Professional Services — 0.3%
Jacobs Solutions, Inc.	16,625	2,322,679
Leidos Holdings, Inc.	17,112	2,496,298
		4,818,977
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	10,874	968,982
Retail REITs — 0.4%
Simon Property Group, Inc.	44,652	6,778,174
Semiconductors and Semiconductor Equipment — 13.9%
Applied Materials, Inc.	80,994	19,113,774
Broadcom, Inc.	12,921	20,745,053
KLA Corp.	15,850	13,068,483
Microchip Technology, Inc.	125,490	11,482,335
NVIDIA Corp.	1,011,900	125,010,126
NXP Semiconductors NV	66,887	17,998,623
QUALCOMM, Inc.	130,548	26,002,551
		233,420,945
Software — 12.8%
Adobe, Inc.(1)	31,444	17,468,400
AppLovin Corp., Class A(1)	69,723	5,802,348
Autodesk, Inc.(1)	13,829	3,421,986
Crowdstrike Holdings, Inc., Class A(1)	33,391	12,795,097
Datadog, Inc., Class A(1)	10,321	1,338,530
Fortinet, Inc.(1)	82,772	4,988,668
Intuit, Inc.	21,800	14,327,178
Microsoft Corp.	275,283	123,037,737
6

	Shares	Value
Oracle Corp.	29,863	$4,216,656
Palantir Technologies, Inc., Class A(1)	191,223	4,843,679
Salesforce, Inc.	20,632	5,304,487
ServiceNow, Inc.(1)	18,099	14,237,940
Synopsys, Inc.(1)	4,995	2,972,325
		214,755,031
Specialized REITs — 0.3%
Public Storage	14,762	4,246,289
Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A(1)	9,301	1,654,090
American Eagle Outfitters, Inc.	48,797	973,988
Bath & Body Works, Inc.	47,379	1,850,150
Burlington Stores, Inc.(1)	8,159	1,958,160
Gap, Inc.	120,604	2,881,229
Home Depot, Inc.	31,727	10,921,702
Lowe's Cos., Inc.	40,173	8,856,540
Ross Stores, Inc.	51,809	7,528,884
TJX Cos., Inc.	50,807	5,593,851
Ulta Beauty, Inc.(1)	7,305	2,818,780
Williams-Sonoma, Inc.	1,267	357,763
		45,395,137
Technology Hardware, Storage and Peripherals — 6.6%
Apple, Inc.	514,232	108,307,544
Hewlett Packard Enterprise Co.	125,604	2,659,036
		110,966,580
Textiles, Apparel and Luxury Goods — 0.4%
Lululemon Athletica, Inc.(1)	20,091	6,001,182
Trading Companies and Distributors — 0.8%
Beacon Roofing Supply, Inc.(1)	27,105	2,453,003
Ferguson PLC	23,463	4,543,610
GMS, Inc.(1)	12,889	1,038,982
MSC Industrial Direct Co., Inc., Class A	4,932	391,157
United Rentals, Inc.	4,633	2,996,300
WESCO International, Inc.	14,418	2,285,541
		13,708,593
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	19,892	3,504,573
TOTAL COMMON STOCKS (Cost $1,047,325,697)		1,676,936,651
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,961	27,961
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $457,103), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $447,986)		447,789
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/33, valued at $4,895,098), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $4,801,120)		4,799,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.875% - 4.625%, 10/15/25 - 12/31/27, valued at $1,829,592), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $1,793,790)		1,793,000
		7,039,789
TOTAL SHORT-TERM INVESTMENTS (Cost $7,067,750)		7,067,750
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,054,393,447)		1,684,004,401
OTHER ASSETS AND LIABILITIES — 0.0%		(570,278)
TOTAL NET ASSETS — 100.0%		$1,683,434,123
7

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

JUNE 30, 2024
Assets
Investment securities, at value (cost of $1,054,393,447)	$1,684,004,401
Receivable for capital shares sold	453,492
Dividends and interest receivable	889,224
1,685,347,117

Liabilities
Payable for capital shares redeemed	1,017,544
Accrued management fees	874,756
Distribution and service fees payable	20,694
1,912,994

Net Assets	$1,683,434,123

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,135,012,601
Distributable earnings (loss)	548,421,522
$1,683,434,123

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,524,738,282	48,893,178	$31.19
I Class, $0.01 Par Value	$75,066,453	2,402,791	$31.24
A Class, $0.01 Par Value	$56,083,736	1,802,911	$31.11
C Class, $0.01 Par Value	$1,442,860	47,869	$30.14
R Class, $0.01 Par Value	$20,000,289	642,737	$31.12
R5 Class, $0.01 Par Value	$6,102,503	195,280	$31.25
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $33.01 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
9

Statement of Operations

YEAR ENDED JUNE 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $41,341)	$21,878,152
Interest	440,948
22,319,100

Expenses:
Management fees	10,135,109
Distribution and service fees:
A Class	129,207
C Class	15,879
R Class	91,224
Directors' fees and expenses	115,232
Other expenses	6,503
10,493,154

Net investment income (loss)	11,825,946

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	173,446,438
Futures contract transactions	1,027,205
174,473,643

Change in net unrealized appreciation (depreciation) on:
Investments	177,969,797
Translation of assets and liabilities in foreign currencies	(4,059)
177,965,738

Net realized and unrealized gain (loss)	352,439,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$364,265,327

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

YEARS ENDED JUNE 30, 2024 AND JUNE 30, 2023
Increase (Decrease) in Net Assets	June 30, 2024	June 30, 2023
Operations
Net investment income (loss)	$11,825,946	$38,878,119
Net realized gain (loss)	174,473,643	(41,433,144)
Change in net unrealized appreciation (depreciation)	177,965,738	230,490,918
Net increase (decrease) in net assets resulting from operations	364,265,327	227,935,893

Distributions to Shareholders
From earnings:
Investor Class	(10,749,978)	(127,015,055)
I Class	(806,062)	(25,537,540)
A Class	(266,137)	(3,994,179)
C Class	(81)	(217,827)
R Class	(48,187)	(1,571,464)
R5 Class	(49,080)	(437,889)
G Class	—	(77,289,590)
Decrease in net assets from distributions	(11,919,525)	(236,063,544)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(416,447,420)	(1,208,655,291)

Net increase (decrease) in net assets	(64,101,618)	(1,216,782,942)

Net Assets
Beginning of period	1,747,535,741	2,964,318,683
End of period	$1,683,434,123	$1,747,535,741

See Notes to Financial Statements.
11

Notes to Financial Statements

JUNE 30, 2024

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. On December 19, 2022, there were no outstanding G Class shares and the fund discontinued offering G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

12

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended June 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

13

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended June 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2024 were $836,095,836 and $1,248,985,789, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	850,000,000		850,000,000
Sold	2,088,450	$57,073,357	1,753,291	$41,540,272
Issued in reinvestment of distributions	377,823	10,422,914	5,260,468	123,460,216
Redeemed	(8,470,256)	(228,934,010)	(16,581,216)	(388,132,087)
	(6,003,983)	(161,437,739)	(9,567,457)	(223,131,599)
I Class/Shares Authorized	140,000,000		140,000,000
Sold	381,269	10,677,457	1,043,527	24,680,467
Issued in reinvestment of distributions	28,410	775,028	1,076,037	25,296,991
Redeemed	(10,282,789)	(257,911,816)	(5,258,972)	(122,798,567)
	(9,873,110)	(246,459,331)	(3,139,408)	(72,821,109)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	270,964	7,056,990	197,824	4,676,284
Issued in reinvestment of distributions	9,169	250,229	159,562	3,734,444
Redeemed	(463,434)	(12,536,274)	(522,827)	(12,426,415)
	(183,301)	(5,229,055)	(165,441)	(4,015,687)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	12,452	327,922	5,122	116,676
Issued in reinvestment of distributions	3	69	8,400	191,371
Redeemed	(49,185)	(1,253,316)	(73,601)	(1,665,269)
	(36,730)	(925,325)	(60,079)	(1,357,222)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	165,308	4,480,833	160,903	3,767,016
Issued in reinvestment of distributions	1,819	48,169	67,124	1,571,363
Redeemed	(276,292)	(7,137,484)	(289,406)	(6,780,601)
	(109,165)	(2,608,482)	(61,379)	(1,442,222)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	30,390	875,320	58,002	1,388,428
Issued in reinvestment of distributions	1,245	34,695	14,804	348,099
Redeemed	(26,558)	(697,503)	(70,777)	(1,627,963)
	5,077	212,512	2,029	108,564
G Class/Shares Authorized	1,300,000,000		1,300,000,000
Sold			758,320	18,614,646
Issued in reinvestment of distributions			3,277,978	77,289,590
Redeemed			(43,502,799)	(1,001,900,252)
			(39,466,501)	(905,996,016)
Net increase (decrease)	(16,201,212)	$(416,447,420)	(52,458,236)	$(1,208,655,291)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,676,936,651	—	—
Short-Term Investments	27,961	$7,039,789	—
	$1,676,964,612	$7,039,789	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended June 30, 2024, the effect of equity price risk derivative instruments on the Statement of Operations was $1,027,205 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$11,919,525	$37,539,997
Long-term capital gains	—	$198,523,547

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,062,107,256
Gross tax appreciation of investments	$642,110,713
Gross tax depreciation of investments	(20,213,568)
Net tax appreciation (depreciation) of investments	621,897,145
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	3,341
Net tax appreciation (depreciation)	$621,900,486
Undistributed ordinary income	$298,137
Accumulated short-term capital losses	$(73,777,101)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$24.89	0.20	6.31	6.51	(0.21)	—	(0.21)	$31.19	26.26%	0.66%	0.74%	53%	$1,524,738
2023	$24.15	0.36	2.47	2.83	(0.37)	(1.72)	(2.09)	$24.89	12.34%	0.66%	1.60%	169%	$1,366,594
2022	$36.56	0.24	(3.83)	(3.59)	(0.22)	(8.60)	(8.82)	$24.15	(14.48)%	0.65%	0.80%	238%	$1,556,896
2021	$30.41	0.29	9.82	10.11	(0.29)	(3.67)	(3.96)	$36.56	35.42%	0.66%	0.84%	186%	$1,998,353
2020	$31.73	0.34	1.58	1.92	(0.33)	(2.91)	(3.24)	$30.41	5.86%	0.67%	1.09%	113%	$1,789,426
I Class
2024	$24.94	0.25	6.32	6.57	(0.27)	—	(0.27)	$31.24	26.46%	0.46%	0.94%	53%	$75,066
2023	$24.19	0.39	2.50	2.89	(0.42)	(1.72)	(2.14)	$24.94	12.59%	0.46%	1.80%	169%	$306,157
2022	$36.61	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.19	(14.32)%	0.45%	1.00%	238%	$372,948
2021	$30.45	0.34	9.85	10.19	(0.36)	(3.67)	(4.03)	$36.61	35.68%	0.46%	1.04%	186%	$548,632
2020	$31.76	0.40	1.59	1.99	(0.39)	(2.91)	(3.30)	$30.45	6.10%	0.47%	1.29%	113%	$419,610
A Class
2024	$24.83	0.13	6.29	6.42	(0.14)	—	(0.14)	$31.11	25.93%	0.91%	0.49%	53%	$56,084
2023	$24.10	0.29	2.47	2.76	(0.31)	(1.72)	(2.03)	$24.83	12.09%	0.91%	1.35%	169%	$49,323
2022	$36.50	0.15	(3.81)	(3.66)	(0.14)	(8.60)	(8.74)	$24.10	(14.73)%	0.90%	0.55%	238%	$51,847
2021	$30.36	0.20	9.81	10.01	(0.20)	(3.67)	(3.87)	$36.50	35.10%	0.91%	0.59%	186%	$75,252
2020	$31.69	0.26	1.57	1.83	(0.25)	(2.91)	(3.16)	$30.36	5.57%	0.92%	0.84%	113%	$61,504
C Class
2024	$24.12	(0.07)	6.09	6.02	—(3)	—	—(3)	$30.14	24.96%	1.66%	(0.26)%	53%	$1,443
2023	$23.48	0.12	2.39	2.51	(0.15)	(1.72)	(1.87)	$24.12	11.23%	1.66%	0.60%	169%	$2,041
2022	$35.92	(0.09)	(3.71)	(3.80)	(0.04)	(8.60)	(8.64)	$23.48	(15.34)%	1.65%	(0.20)%	238%	$3,397
2021	$29.98	(0.05)	9.66	9.61	—(3)	(3.67)	(3.67)	$35.92	34.07%	1.66%	(0.16)%	186%	$4,950
2020	$31.34	0.03	1.55	1.58	(0.03)	(2.91)	(2.94)	$29.98	4.80%	1.67%	0.09%	113%	$5,880
R Class
2024	$24.84	0.06	6.29	6.35	(0.07)	—	(0.07)	$31.12	25.61%	1.16%	0.24%	53%	$20,000
2023	$24.10	0.23	2.48	2.71	(0.25)	(1.72)	(1.97)	$24.84	11.80%	1.16%	1.10%	169%	$18,677
2022	$36.53	0.07	(3.82)	(3.75)	(0.08)	(8.60)	(8.68)	$24.10	(14.92)%	1.15%	0.30%	238%	$19,602
2021	$30.38	0.12	9.81	9.93	(0.11)	(3.67)	(3.78)	$36.53	34.77%	1.16%	0.34%	186%	$24,891
2020	$31.71	0.18	1.57	1.75	(0.17)	(2.91)	(3.08)	$30.38	5.31%	1.17%	0.59%	113%	$21,394

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024	$24.95	0.26	6.31	6.57	(0.27)	—	(0.27)	$31.25	26.50%	0.46%	0.94%	53%	$6,103
2023	$24.20	0.40	2.49	2.89	(0.42)	(1.72)	(2.14)	$24.95	12.59%	0.46%	1.80%	169%	$4,745
2022	$36.62	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.20	(14.34)%	0.45%	1.00%	238%	$4,553
2021	$30.45	0.34	9.86	10.20	(0.36)	(3.67)	(4.03)	$36.62	35.72%	0.46%	1.04%	186%	$6,096
2020	$31.77	0.40	1.58	1.98	(0.39)	(2.91)	(3.30)	$30.45	6.06%	0.47%	1.29%	113%	$2,302

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Equity Growth Fund and the Board of Directors of American Century Quantitative Equity Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Equity Growth Fund (the “Fund”), one of the funds constituting the American Century Quantitative Equity Funds, Inc., as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended June 30, 2021, were audited by other auditors, whose report, dated August 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
August 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Directors met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding

•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such
21

services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

22

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended June 30, 2024.

For corporate taxpayers, the fund hereby designates $11,919,525, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended June 30, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92990 2408

Annual Financial Statements and Other Information

June 30, 2024

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

Schedule of Investments

JUNE 30, 2024

	Shares	Value
COMMON STOCKS — 99.4%
Australia — 14.0%
Capricorn Metals Ltd.(1)	2,650,500	$8,433,356
Evolution Mining Ltd.	4,282,597	10,014,266
Gold Road Resources Ltd.	1,912,900	2,174,665
Northern Star Resources Ltd.	3,202,317	27,809,105
Perseus Mining Ltd.	8,815,500	13,841,689
Ramelius Resources Ltd.	3,931,000	5,049,564
Regis Resources Ltd.(1)	5,565,700	6,521,072
Resolute Mining Ltd.(1)	10,272,400	3,572,198
West African Resources Ltd.(1)	6,196,700	6,647,575
Westgold Resources Ltd.(2)	2,873,900	4,625,150
		88,688,640
Canada — 47.9%
Agnico Eagle Mines Ltd.	496,973	32,502,034
Alamos Gold, Inc., Class A	1,312,600	20,581,568
Aris Mining Corp.(1)(2)	870,300	3,288,952
Aya Gold & Silver, Inc.(1)	151,500	1,503,871
B2Gold Corp.	5,639,700	15,227,190
Barrick Gold Corp.	1,508,220	25,157,110
Calibre Mining Corp.(1)(2)	3,151,200	4,146,164
Centerra Gold, Inc.	524,300	3,525,865
Dundee Precious Metals, Inc.(2)	1,390,600	10,886,536
Eldorado Gold Corp.(1)	364,000	5,383,560
Fortuna Silver Mines, Inc.(1)	1,590,400	7,777,056
Franco-Nevada Corp.	201,300	23,858,076
IAMGOLD Corp.(1)	3,291,800	12,344,250
K92 Mining, Inc.(1)	1,263,500	7,250,082
Karora Resources, Inc.(1)(2)	499,800	2,177,412
Kinross Gold Corp.	3,596,657	29,924,186
Lundin Gold, Inc.(2)	223,800	3,306,164
New Gold, Inc.(1)	2,156,900	4,205,955
Novagold Resources, Inc.(1)	579,200	2,027,973
OceanaGold Corp.	4,994,900	11,464,483
Orla Mining Ltd.(1)(2)	394,500	1,513,925
Osisko Gold Royalties Ltd.	519,900	8,100,042
Pan American Silver Corp.	946,263	18,811,708
Silvercorp Metals, Inc.(2)	1,024,700	3,430,522
SilverCrest Metals, Inc.(1)	244,100	1,989,415
SSR Mining, Inc.	139,400	628,694
Torex Gold Resources, Inc.(1)	692,764	10,735,424
Triple Flag Precious Metals Corp.(2)	153,700	2,384,061
Victoria Gold Corp.(1)	473,000	366,493
Wheaton Precious Metals Corp.	546,400	28,642,288
		303,141,059
China — 7.3%
Zhaojin Mining Industry Co. Ltd., H Shares	5,295,000	8,865,382
Zijin Mining Group Co. Ltd., H Shares	17,790,000	37,483,670
		46,349,052
Peru — 1.0%
Cia de Minas Buenaventura SAA, ADR	388,200	6,579,990
2

	Shares	Value
South Africa — 13.2%
Anglogold Ashanti PLC	1,043,876	$26,232,604
DRDGOLD Ltd., ADR	679,600	5,851,356
Gold Fields Ltd., ADR	1,753,100	26,121,190
Harmony Gold Mining Co. Ltd., ADR	2,223,900	20,393,163
Impala Platinum Holdings Ltd.	391,800	1,945,848
Northam Platinum Holdings Ltd.	404,500	2,829,683
		83,373,844
United Kingdom — 6.6%
Centamin PLC	8,145,500	12,447,872
Endeavour Mining PLC	994,504	21,008,856
Hochschild Mining PLC(1)	2,152,100	4,848,824
Pan African Resources PLC	10,524,300	3,478,854
		41,784,406
United States — 9.4%
Coeur Mining, Inc.(1)	350,200	1,968,124
Hecla Mining Co.	1,087,400	5,273,890
Newmont Corp.	668,980	28,010,193
Royal Gold, Inc.	194,421	24,333,732
		59,585,939
TOTAL COMMON STOCKS (Cost $394,141,706)		629,502,930
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,670	17,670
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,264,278	6,264,278
		6,281,948
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $230,928), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $226,322)		226,222
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $2,472,548), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $2,425,071)		2,424,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 4.125%, 5/31/25 - 1/31/28, valued at $925,320), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $906,399)		906,000
		3,556,222
TOTAL SHORT-TERM INVESTMENTS (Cost $9,838,170)		9,838,170
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $403,979,876)		639,341,100
OTHER ASSETS AND LIABILITIES — (1.0)%		(6,057,222)
TOTAL NET ASSETS — 100.0%		$633,283,878

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,725,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,517,399, which includes securities collateral of $9,253,121.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

JUNE 30, 2024
Assets
Investment securities, at value (cost of $397,715,598) — including $14,725,009 of securities on loan	$633,076,822
Investment made with cash collateral received for securities on loan, at value (cost of $6,264,278)	6,264,278
Total investment securities, at value (cost of $403,979,876)	639,341,100
Foreign currency holdings, at value (cost of $462,637)	462,637
Receivable for capital shares sold	307,274
Dividends and interest receivable	70,062
Securities lending receivable	16,661
640,197,734

Liabilities
Payable for collateral received for securities on loan	6,264,278
Payable for capital shares redeemed	309,894
Accrued management fees	331,530
Distribution and service fees payable	8,154
6,913,856

Net Assets	$633,283,878

Net Assets Consist of:
Capital (par value and paid-in surplus)	$543,003,362
Distributable earnings (loss)	90,280,516
$633,283,878

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$559,328,457	46,988,126	$11.90
I Class, $0.01 Par Value	$47,223,213	3,918,657	$12.05
A Class, $0.01 Par Value	$17,885,226	1,538,438	$11.63
C Class, $0.01 Par Value	$2,274,316	207,002	$10.99
R Class, $0.01 Par Value	$6,572,666	572,556	$11.48
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.34 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

YEAR ENDED JUNE 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,099,998)	$11,106,304
Interest	277,074
Securities lending, net	71,547
11,454,925

Expenses:
Management fees	3,640,981
Distribution and service fees:
A Class	39,098
C Class	20,719
R Class	30,260
Directors' fees and expenses	41,629
Other expenses	3,069
3,775,756

Net investment income (loss)	7,679,169

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,335,154
Foreign currency translation transactions	90,501
1,425,655

Change in net unrealized appreciation (depreciation) on:
Investments	90,183,525
Translation of assets and liabilities in foreign currencies	(60)
90,183,465

Net realized and unrealized gain (loss)	91,609,120

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,288,289

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

YEARS ENDED JUNE 30, 2024 AND JUNE 30, 2023
Increase (Decrease) in Net Assets	June 30, 2024	June 30, 2023
Operations
Net investment income (loss)	$7,679,169	$8,285,513
Net realized gain (loss)	1,425,655	(6,012,146)
Change in net unrealized appreciation (depreciation)	90,183,465	30,054,959
Net increase (decrease) in net assets resulting from operations	99,288,289	32,328,326

Distributions to Shareholders
From earnings:
Investor Class	(7,389,337)	(6,742,091)
I Class	(732,693)	(751,697)
A Class	(192,229)	(180,378)
C Class	(12,594)	(11,256)
R Class	(57,129)	(59,822)
Decrease in net assets from distributions	(8,383,982)	(7,745,244)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(24,531,032)	12,289,237

Net increase (decrease) in net assets	66,373,275	36,872,319

Net Assets
Beginning of period	566,910,603	530,038,284
End of period	$633,283,878	$566,910,603

See Notes to Financial Statements.
6

Notes to Financial Statements

JUNE 30, 2024

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
7

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,264,278	—	—	—	$6,264,278
Gross amount of recognized liabilities for securities lending transactions					$6,264,278
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

8

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended June 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended June 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2024 were $308,945,576 and $334,051,362, respectively.

9

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	7,660,646	$79,465,037	10,247,857	$102,413,453
Issued in reinvestment of distributions	649,361	7,150,239	630,885	6,484,010
Redeemed	(9,900,081)	(104,333,788)	(9,475,487)	(95,100,250)
	(1,590,074)	(17,718,512)	1,403,255	13,797,213
I Class/Shares Authorized	100,000,000		100,000,000
Sold	884,065	9,234,862	2,085,278	20,330,920
Issued in reinvestment of distributions	65,563	731,778	72,262	751,583
Redeemed	(1,458,209)	(15,566,742)	(1,834,291)	(18,086,323)
	(508,581)	(5,600,102)	323,249	2,996,180
A Class/Shares Authorized	30,000,000		30,000,000
Sold	627,659	6,553,756	546,533	5,391,474
Issued in reinvestment of distributions	17,488	187,375	17,502	175,531
Redeemed	(684,023)	(6,873,283)	(810,531)	(7,730,151)
	(38,876)	(132,152)	(246,496)	(2,163,146)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	22,519	229,900	21,299	189,816
Issued in reinvestment of distributions	1,260	12,594	1,192	11,256
Redeemed	(58,416)	(548,698)	(98,626)	(937,509)
	(34,637)	(306,204)	(76,135)	(736,437)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	193,266	1,998,079	232,351	2,261,873
Issued in reinvestment of distributions	5,433	57,129	6,040	59,771
Redeemed	(286,084)	(2,829,270)	(416,114)	(3,926,217)
	(87,385)	(774,062)	(177,723)	(1,604,573)
Net increase (decrease)	(2,259,553)	$(24,531,032)	1,226,150	$12,289,237

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
10

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$88,688,640	—
Canada	$235,133,132	68,007,927	—
China	—	46,349,052	—
South Africa	78,598,313	4,775,531	—
United Kingdom	—	41,784,406	—
Other Countries	66,165,929	—	—
Short-Term Investments	6,281,948	3,556,222	—
	$386,179,322	$253,161,778	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$8,383,982	$7,745,244
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$409,157,556
Gross tax appreciation of investments	$236,543,784
Gross tax depreciation of investments	(6,360,240)
Net tax appreciation (depreciation) of investments	230,183,544
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	5
Net tax appreciation (depreciation)	$230,183,549
Undistributed ordinary income	$4,930,567
Accumulated short-term capital losses	$(144,833,600)

11

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

12

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$10.22	0.14	1.69	1.83	(0.15)	$11.90	18.07%	0.66%	1.34%	54%	$559,328
2023	$9.78	0.15	0.43	0.58	(0.14)	$10.22	5.94%	0.66%	1.51%	59%	$496,571
2022	$12.37	0.17	(2.54)	(2.37)	(0.22)	$9.78	(19.33)%	0.65%	1.46%	57%	$461,236
2021	$13.64	0.13	(1.26)	(1.13)	(0.14)	$12.37	(8.30)%	0.66%	0.96%	105%	$590,853
2020	$9.76	0.04	3.94	3.98	(0.10)	$13.64	41.12%	0.67%	0.35%	50%	$644,946
I Class
2024	$10.34	0.16	1.73	1.89	(0.18)	$12.05	18.38%	0.46%	1.54%	54%	$47,223
2023	$9.89	0.17	0.44	0.61	(0.16)	$10.34	6.18%	0.46%	1.71%	59%	$45,797
2022	$12.51	0.20	(2.57)	(2.37)	(0.25)	$9.89	(19.20)%	0.45%	1.66%	57%	$40,601
2021	$13.79	0.16	(1.27)	(1.11)	(0.17)	$12.51	(8.10)%	0.46%	1.16%	105%	$68,014
2020	$9.88	0.06	3.98	4.04	(0.13)	$13.79	41.34%	0.47%	0.55%	50%	$74,730
A Class
2024	$9.99	0.11	1.66	1.77	(0.13)	$11.63	17.79%	0.91%	1.09%	54%	$17,885
2023	$9.55	0.12	0.44	0.56	(0.12)	$9.99	5.81%	0.91%	1.26%	59%	$15,750
2022	$12.09	0.14	(2.48)	(2.34)	(0.20)	$9.55	(19.57)%	0.90%	1.21%	57%	$17,423
2021	$13.33	0.10	(1.23)	(1.13)	(0.11)	$12.09	(8.51)%	0.91%	0.71%	105%	$22,022
2020	$9.54	0.01	3.85	3.86	(0.07)	$13.33	40.72%	0.92%	0.10%	50%	$15,798
C Class
2024	$9.45	0.03	1.57	1.60	(0.06)	$10.99	16.99%	1.66%	0.34%	54%	$2,274
2023	$9.05	0.05	0.39	0.44	(0.04)	$9.45	4.84%	1.66%	0.51%	59%	$2,284
2022	$11.46	0.05	(2.34)	(2.29)	(0.12)	$9.05	(20.13)%	1.65%	0.46%	57%	$2,875
2021	$12.63	(0.01)	(1.15)	(1.16)	(0.01)	$11.46	(9.18)%	1.66%	(0.04)%	105%	$3,838
2020	$9.04	(0.07)	3.66	3.59	—	$12.63	39.71%	1.67%	(0.65)%	50%	$4,628
R Class
2024	$9.86	0.09	1.63	1.72	(0.10)	$11.48	17.52%	1.16%	0.84%	54%	$6,573
2023	$9.44	0.10	0.41	0.51	(0.09)	$9.86	5.39%	1.16%	1.01%	59%	$6,508
2022	$11.94	0.11	(2.44)	(2.33)	(0.17)	$9.44	(19.69)%	1.15%	0.96%	57%	$7,904
2021	$13.17	0.06	(1.22)	(1.16)	(0.07)	$11.94	(8.79)%	1.16%	0.46%	105%	$8,868
2020	$9.42	(0.01)	3.80	3.79	(0.04)	$13.17	40.44%	1.17%	(0.15)%	50%	$10,464

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Global Gold Fund and the Board of Directors of American Century Quantitative Equity Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Gold Fund (the “Fund”), one of the funds constituting the American Century Quantitative Equity Funds, Inc., as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended June 30, 2021, were audited by other auditors, whose report, dated August 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
August 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
15

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Directors met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
16

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an
17

administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

18

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended June 30, 2024.

For corporate taxpayers, the fund hereby designates $1,359,156, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended June 30, 2024 as qualified for the corporate dividends received deduction.

For the fiscal year ended June 30, 2024, the fund intends to pass through to shareholders foreign source income of $10,806,304 and foreign taxes paid of $1,027,471, or up to the maximum amount allowable, as a foreign tax credit. Foreign source income and foreign tax expense per outstanding share on June 30, 2024 are $0.2030 and $0.0193, respectively.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92988 2408

Annual Financial Statements and Other Information

June 30, 2024

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

Schedule of Investments

JUNE 30, 2024

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.1%
Ducommun, Inc.(1)	2,390	$138,763
Automobile Components — 1.0%
Dorman Products, Inc.(1)	2,056	188,083
Fox Factory Holding Corp.(1)	2,726	131,366
Goodyear Tire & Rubber Co.(1)	26,568	301,547
Phinia, Inc.	6,748	265,601
Standard Motor Products, Inc.	4,824	133,770
Visteon Corp.(1)	5,042	537,981
		1,558,348
Banks — 6.7%
Bancorp, Inc.(1)	3,145	118,755
Bank of NT Butterfield & Son Ltd.	8,459	297,080
Bank OZK	7,590	311,190
Cadence Bank	3,412	96,491
Customers Bancorp, Inc.(1)	5,731	274,973
East West Bancorp, Inc.	7,002	512,756
First BanCorp	26,037	476,217
First Financial Bancorp	29,651	658,845
Fulton Financial Corp.	33,872	575,147
Heartland Financial USA, Inc.	9,462	420,586
Hilltop Holdings, Inc.	7,019	219,554
Home BancShares, Inc.	12,871	308,389
International Bancshares Corp.	7,291	417,118
National Bank Holdings Corp., Class A	13,762	537,406
Northwest Bancshares, Inc.	36,751	424,474
OFG Bancorp	17,947	672,115
Pacific Premier Bancorp, Inc.	12,479	286,643
Pathward Financial, Inc.	9,725	550,143
Popular, Inc.	4,683	414,118
Premier Financial Corp.	6,689	136,857
QCR Holdings, Inc.	5,530	331,800
Renasant Corp.	11,771	359,486
Sandy Spring Bancorp, Inc.	6,235	151,885
SouthState Corp.	7,480	571,622
TriCo Bancshares	5,773	228,438
Valley National Bancorp	20,491	143,027
Veritex Holdings, Inc.	14,551	306,881
Wintrust Financial Corp.	6,079	599,146
		10,401,142
Beverages — 1.7%
Celsius Holdings, Inc.(1)	9,600	548,064
Coca-Cola Consolidated, Inc.	1,874	2,033,290
		2,581,354
Biotechnology — 5.7%
ACADIA Pharmaceuticals, Inc.(1)	73,069	1,187,371
Alkermes PLC(1)	63,313	1,525,843
Amicus Therapeutics, Inc.(1)	31,205	309,554
Arcturus Therapeutics Holdings, Inc.(1)	11,281	274,692
Avidity Biosciences, Inc.(1)	14,598	596,328
2

	Shares	Value
BioCryst Pharmaceuticals, Inc.(1)	133,591	$825,593
CareDx, Inc.(1)	33,148	514,789
Dynavax Technologies Corp.(1)	30,774	345,592
Exelixis, Inc.(1)	71,725	1,611,661
Kiniksa Pharmaceuticals International PLC(1)	24,887	464,640
PTC Therapeutics, Inc.(1)	29,654	906,819
Veracyte, Inc.(1)	15,628	338,659
		8,901,541
Broadline Retail — 0.4%
Dillard's, Inc., Class A(2)	1,045	460,207
Kohl's Corp.	9,406	216,244
		676,451
Building Products — 2.6%
American Woodmark Corp.(1)	6,399	502,961
Builders FirstSource, Inc.(1)	1,951	270,038
Janus International Group, Inc.(1)	66,101	834,856
JELD-WEN Holding, Inc.(1)	24,657	332,130
Quanex Building Products Corp.	9,148	252,942
Resideo Technologies, Inc.(1)	21,668	423,826
Simpson Manufacturing Co., Inc.	1,316	221,785
UFP Industries, Inc.	10,479	1,173,648
		4,012,186
Capital Markets — 3.0%
BGC Group, Inc., Class A	34,378	285,337
Cohen & Steers, Inc.	15,990	1,160,234
Hamilton Lane, Inc., Class A	11,224	1,387,062
Open Lending Corp., Class A(1)	16,165	90,201
Patria Investments Ltd., Class A	12,370	149,182
PJT Partners, Inc., Class A	13,211	1,425,599
Victory Capital Holdings, Inc., Class A	2,030	96,892
		4,594,507
Chemicals — 1.3%
AdvanSix, Inc.	5,808	133,119
Mativ Holdings, Inc.	12,090	205,047
Orion SA	41,332	906,824
Quaker Chemical Corp.	4,316	732,425
		1,977,415
Commercial Services and Supplies — 2.4%
ABM Industries, Inc.	11,224	567,598
BrightView Holdings, Inc.(1)	9,280	123,424
Brink's Co.	5,181	530,534
Cimpress PLC(1)	4,974	435,772
CoreCivic, Inc.(1)	26,171	339,700
Enviri Corp.(1)	18,469	159,388
MillerKnoll, Inc.	6,953	184,185
Steelcase, Inc., Class A	79,391	1,028,907
Viad Corp.(1)	10,284	349,656
		3,719,164
Communications Equipment — 1.7%
Calix, Inc.(1)	23,098	818,362
Extreme Networks, Inc.(1)	23,694	318,684
Infinera Corp.(1)(2)	132,710	808,204
NetScout Systems, Inc.(1)	15,092	276,033
Viavi Solutions, Inc.(1)	64,896	445,835
		2,667,118
3

	Shares	Value
Construction and Engineering — 2.1%
EMCOR Group, Inc.	2,612	$953,589
Primoris Services Corp.	8,219	410,046
Sterling Infrastructure, Inc.(1)	8,178	967,784
Tutor Perini Corp.(1)	9,638	209,916
WillScot Mobile Mini Holdings Corp.(1)	17,712	666,680
		3,208,015
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	7,518	335,002
Credit Acceptance Corp.(1)	366	188,373
OneMain Holdings, Inc.	4,993	242,110
PROG Holdings, Inc.	12,407	430,275
World Acceptance Corp.(1)	2,240	276,819
		1,472,579
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	17,937	889,675
Sprouts Farmers Market, Inc.(1)	16,484	1,379,051
United Natural Foods, Inc.(1)	13,651	178,828
Weis Markets, Inc.	3,667	230,178
		2,677,732
Diversified Consumer Services — 1.6%
Frontdoor, Inc.(1)	32,557	1,100,101
Graham Holdings Co., Class B	652	456,107
OneSpaWorld Holdings Ltd.(1)	46,494	714,613
Perdoceo Education Corp.	10,634	227,780
		2,498,601
Diversified REITs — 0.2%
American Assets Trust, Inc.	14,612	327,017
Diversified Telecommunication Services — 0.2%
Liberty Latin America Ltd., Class C(1)	27,669	266,176
Electric Utilities — 0.7%
ALLETE, Inc.	1,745	108,801
Hawaiian Electric Industries, Inc.	12,546	113,165
MGE Energy, Inc.	2,988	223,263
Otter Tail Corp.	6,540	572,839
		1,018,068
Electrical Equipment — 2.1%
Array Technologies, Inc.(1)	79,306	813,680
Atkore, Inc.	11,848	1,598,651
EnerSys	976	101,035
Shoals Technologies Group, Inc., Class A(1)	48,793	304,468
Vicor Corp.(1)	12,359	409,824
		3,227,658
Electronic Equipment, Instruments and Components — 2.5%
Arlo Technologies, Inc.(1)	52,499	684,587
Arrow Electronics, Inc.(1)	2,722	328,709
Avnet, Inc.	7,048	362,901
Benchmark Electronics, Inc.	8,320	328,307
Kimball Electronics, Inc.(1)	4,273	93,921
Methode Electronics, Inc.	5,839	60,434
Napco Security Technologies, Inc.	7,359	382,300
PC Connection, Inc.	8,647	555,137
ScanSource, Inc.(1)	10,540	467,027
TTM Technologies, Inc.(1)	35,518	690,115
		3,953,438
4

	Shares	Value
Energy Equipment and Services — 2.9%
Archrock, Inc.	23,777	$480,771
Dril-Quip, Inc.(1)	7,667	142,606
Liberty Energy, Inc.	17,972	375,435
Nabors Industries Ltd.(1)	1,516	107,879
Oceaneering International, Inc.(1)	8,574	202,861
ProPetro Holding Corp.(1)	54,008	468,249
RPC, Inc.	58,051	362,819
Select Water Solutions, Inc.	30,892	330,544
Weatherford International PLC(1)	16,896	2,068,915
		4,540,079
Entertainment — 0.3%
Lions Gate Entertainment Corp., Class B(1)	18,632	159,676
Playtika Holding Corp.	45,742	359,990
		519,666
Financial Services — 1.9%
Cannae Holdings, Inc.	15,906	288,535
Essent Group Ltd.	13,539	760,756
Federal Agricultural Mortgage Corp., Class C	2,234	403,952
NMI Holdings, Inc., Class A(1)	13,623	463,727
Radian Group, Inc.	31,696	985,746
		2,902,716
Food Products — 1.3%
Cal-Maine Foods, Inc.	14,796	904,184
Dole PLC	7,050	86,292
Fresh Del Monte Produce, Inc.	7,864	171,828
Hain Celestial Group, Inc.(1)	19,959	137,917
Lancaster Colony Corp.	2,506	473,559
Seaboard Corp.	50	158,037
TreeHouse Foods, Inc.(1)	3,130	114,683
		2,046,500
Ground Transportation — 0.9%
ArcBest Corp.	5,780	618,922
Heartland Express, Inc.	10,518	129,687
Ryder System, Inc.	5,463	676,757
		1,425,366
Health Care Equipment and Supplies — 2.5%
Avanos Medical, Inc.(1)	10,906	217,247
Haemonetics Corp.(1)	6,894	570,341
Inari Medical, Inc.(1)	13,447	647,473
Inmode Ltd.(1)	43,428	792,127
Lantheus Holdings, Inc.(1)	11,823	949,269
Merit Medical Systems, Inc.(1)	3,896	334,861
Omnicell, Inc.(1)	5,104	138,165
OraSure Technologies, Inc.(1)	16,579	70,627
Varex Imaging Corp.(1)	8,180	120,491
		3,840,601
Health Care Providers and Services — 3.7%
Accolade, Inc.(1)	10,000	35,800
AdaptHealth Corp.(1)	14,802	148,020
Addus HomeCare Corp.(1)	4,855	563,714
AMN Healthcare Services, Inc.(1)	4,316	221,109
HealthEquity, Inc.(1)	4,627	398,847
Hims & Hers Health, Inc.(1)	54,668	1,103,747
National HealthCare Corp.	2,835	307,314
5

	Shares	Value
OPKO Health, Inc.(1)(2)	89,728	$112,160
Option Care Health, Inc.(1)	39,247	1,087,142
Owens & Minor, Inc.(1)	41,424	559,224
Pediatrix Medical Group, Inc.(1)	15,869	119,811
Progyny, Inc.(1)	33,505	958,578
R1 RCM, Inc.(1)	10,264	128,916
		5,744,382
Health Care REITs — 0.3%
CareTrust REIT, Inc.	18,637	467,789
Community Healthcare Trust, Inc.	3,113	72,813
		540,602
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(1)	3,349	64,033
Teladoc Health, Inc.(1)	14,431	141,135
		205,168
Hotel & Resort REITs — 0.5%
DiamondRock Hospitality Co.	43,026	363,570
Park Hotels & Resorts, Inc.	18,148	271,857
Pebblebrook Hotel Trust	6,960	95,700
		731,127
Hotels, Restaurants and Leisure — 0.4%
Monarch Casino & Resort, Inc.	3,929	267,683
Papa John's International, Inc.	1,944	91,329
Texas Roadhouse, Inc.	1,641	281,776
		640,788
Household Durables — 4.7%
Cavco Industries, Inc.(1)	3,657	1,265,944
Dream Finders Homes, Inc., Class A(1)	5,697	147,097
Hovnanian Enterprises, Inc., Class A(1)	695	98,634
Installed Building Products, Inc.	1,714	352,536
KB Home	11,478	805,526
La-Z-Boy, Inc.	11,993	447,099
M/I Homes, Inc.(1)	3,907	477,201
Meritage Homes Corp.	6,639	1,074,522
Skyline Champion Corp.(1)	10,387	703,719
Taylor Morrison Home Corp.(1)	16,192	897,684
Tri Pointe Homes, Inc.(1)	26,750	996,438
		7,266,400
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	4,274	466,806
Plymouth Industrial REIT, Inc.	7,120	152,226
		619,032
Insurance — 3.5%
CNO Financial Group, Inc.	3,539	98,101
Employers Holdings, Inc.	10,877	463,686
F&G Annuities & Life, Inc.	4,028	153,265
Genworth Financial, Inc., Class A(1)	73,044	441,186
Goosehead Insurance, Inc., Class A(1)	9,187	527,701
Horace Mann Educators Corp.	9,069	295,831
Kinsale Capital Group, Inc.	3,146	1,212,091
Palomar Holdings, Inc.(1)	16,785	1,362,103
ProAssurance Corp.(1)	4,490	54,868
Stewart Information Services Corp.	6,028	374,218
Unum Group	7,952	406,427
		5,389,477
6

	Shares	Value
Interactive Media and Services — 0.8%
Cargurus, Inc.(1)	24,350	$637,970
Yelp, Inc.(1)	15,583	575,792
		1,213,762
IT Services — 0.1%
Grid Dynamics Holdings, Inc.(1)	14,775	155,285
Leisure Products — 0.2%
Vista Outdoor, Inc.(1)	8,702	327,630
Life Sciences Tools and Services — 1.0%
Azenta, Inc.(1)	13,010	684,586
Bio-Rad Laboratories, Inc., Class A(1)	956	261,093
Repligen Corp.(1)	5,062	638,116
		1,583,795
Machinery — 1.8%
Astec Industries, Inc.	5,294	157,020
Blue Bird Corp.(1)	10,059	541,677
Mueller Industries, Inc.	34,663	1,973,711
Wabash National Corp.	8,454	184,636
		2,857,044
Marine Transportation — 0.5%
Matson, Inc.	5,735	751,113
Media — 0.6%
Magnite, Inc.(1)	45,361	602,848
Paramount Global, Class B	35,858	372,564
		975,412
Metals and Mining — 1.8%
Alpha Metallurgical Resources, Inc.	1,890	530,202
Arch Resources, Inc.	2,846	433,247
Cleveland-Cliffs, Inc.(1)	4,649	71,548
Commercial Metals Co.	10,339	568,542
Constellium SE(1)	8,373	157,831
Metallus, Inc.(1)	9,664	195,889
Ryerson Holding Corp.	6,151	119,944
SSR Mining, Inc.	21,227	95,734
SunCoke Energy, Inc.	19,313	189,267
Warrior Met Coal, Inc.	6,871	431,293
		2,793,497
Office REITs — 0.9%
Brandywine Realty Trust	19,107	85,599
COPT Defense Properties	12,344	308,970
Douglas Emmett, Inc.	22,199	295,469
Easterly Government Properties, Inc.	23,404	289,507
Equity Commonwealth(1)	23,634	458,500
		1,438,045
Oil, Gas and Consumable Fuels — 4.2%
Ardmore Shipping Corp.	6,060	136,532
Berry Corp.	17,866	115,414
California Resources Corp.	14,163	753,755
Civitas Resources, Inc.	8,007	552,483
CONSOL Energy, Inc.(1)	3,913	399,243
FLEX LNG Ltd.	2,515	68,006
HF Sinclair Corp.	2,866	152,873
Kinetik Holdings, Inc.	3,176	131,613
Magnolia Oil & Gas Corp., Class A	8,748	221,674
Murphy Oil Corp.	19,246	793,705
7

	Shares	Value
Par Pacific Holdings, Inc.(1)	6,348	$160,287
PBF Energy, Inc., Class A	10,936	503,275
Peabody Energy Corp.	25,177	556,915
REX American Resources Corp.(1)	5,202	237,159
SM Energy Co.	21,177	915,482
Teekay Corp.(1)	35,793	321,063
Uranium Energy Corp.(1)	32,477	195,187
World Kinect Corp.	13,256	342,005
		6,556,671
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	3,715	180,066
Personal Care Products — 0.1%
Nu Skin Enterprises, Inc., Class A	10,933	115,234
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(1)	21,066	842,640
Collegium Pharmaceutical, Inc.(1)	24,915	802,263
Harmony Biosciences Holdings, Inc.(1)	18,546	559,533
Supernus Pharmaceuticals, Inc.(1)	27,688	740,654
		2,945,090
Professional Services — 2.9%
Conduent, Inc.(1)	18,898	61,608
CRA International, Inc.	1,191	205,114
Heidrick & Struggles International, Inc.	10,811	341,411
Insperity, Inc.	9,936	906,263
Kelly Services, Inc., Class A	7,259	155,415
Kforce, Inc.	7,561	469,765
Maximus, Inc.	3,990	341,943
TriNet Group, Inc.	7,350	735,000
Upwork, Inc.(1)	7,976	85,742
Verra Mobility Corp.(1)	43,295	1,177,624
		4,479,885
Real Estate Management and Development — 1.0%
Cushman & Wakefield PLC(1)	32,541	338,426
eXp World Holdings, Inc.(2)	54,319	612,990
Forestar Group, Inc.(1)	6,489	207,583
Jones Lang LaSalle, Inc.(1)	2,075	425,956
		1,584,955
Semiconductors and Semiconductor Equipment — 4.0%
ACM Research, Inc., Class A(1)	21,271	490,509
Amkor Technology, Inc.	24,522	981,370
FormFactor, Inc.(1)	12,405	750,875
Onto Innovation, Inc.(1)	5,866	1,287,939
PDF Solutions, Inc.(1)	17,666	642,689
Power Integrations, Inc.	825	57,907
Rambus, Inc.(1)	12,200	716,872
SMART Global Holdings, Inc.(1)	6,318	144,493
Veeco Instruments, Inc.(1)	25,193	1,176,765
		6,249,419
Software — 8.3%
Alarm.com Holdings, Inc.(1)	8,760	556,610
Appfolio, Inc., Class A(1)	3,115	761,836
BlackLine, Inc.(1)	8,366	405,333
Box, Inc., Class A(1)	28,366	749,997
Cleanspark, Inc.(1)	29,903	476,953
8

	Shares	Value
CommVault Systems, Inc.(1)	10,735	$1,305,054
LiveRamp Holdings, Inc.(1)	9,747	301,572
PagerDuty, Inc.(1)	33,482	767,742
Pegasystems, Inc.	7,858	475,645
Q2 Holdings, Inc.(1)	19,869	1,198,697
Qualys, Inc.(1)	1,983	282,776
Rapid7, Inc.(1)	21,993	950,757
RingCentral, Inc., Class A(1)	32,006	902,569
Sprout Social, Inc., Class A(1)	12,358	440,933
SPS Commerce, Inc.(1)	4,759	895,454
Tenable Holdings, Inc.(1)	19,981	870,772
Varonis Systems, Inc.(1)	24,414	1,171,140
Yext, Inc.(1)	73,721	394,407
		12,908,247
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A(1)	7,147	1,271,023
American Eagle Outfitters, Inc.	37,544	749,378
Foot Locker, Inc.	10,130	252,440
Group 1 Automotive, Inc.	1,567	465,838
Leslie's, Inc.(1)	74,421	311,824
Petco Health & Wellness Co., Inc.(1)	39,903	150,833
Sally Beauty Holdings, Inc.(1)	3,954	42,426
Signet Jewelers Ltd.	9,846	882,005
Upbound Group, Inc.	10,162	311,973
		4,437,740
Technology Hardware, Storage and Peripherals — 0.4%
Super Micro Computer, Inc.(1)	349	285,953
Xerox Holdings Corp.	26,904	312,625
		598,578
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	9,306	1,358,118
G-III Apparel Group Ltd.(1)	20,214	547,193
		1,905,311
Trading Companies and Distributors — 2.4%
BlueLinx Holdings, Inc.(1)	3,931	365,937
Boise Cascade Co.	11,185	1,333,476
DNOW, Inc.(1)	60,039	824,335
MRC Global, Inc.(1)	32,160	415,185
WESCO International, Inc.	5,384	853,472
		3,792,405
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	27,317	566,281
TOTAL COMMON STOCKS (Cost $128,109,014)		154,704,642
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,293	3,293
State Street Navigator Securities Lending Government Money Market Portfolio(3)	585,643	585,643
		588,936
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $42,099), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $41,259)		41,241
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $450,916), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $442,195)		442,000
9

	Shares	Value
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125%, 9/5/24 - 8/31/28, valued at $168,403), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $165,073)		$165,000
		648,241
TOTAL SHORT-TERM INVESTMENTS (Cost $1,237,177)		1,237,177
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $129,346,191)		155,941,819
OTHER ASSETS AND LIABILITIES — (0.4)%		(641,079)
TOTAL NET ASSETS — 100.0%		$155,300,740

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,445,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,439,062, which includes securities collateral of $853,419.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

JUNE 30, 2024
Assets
Investment securities, at value (cost of $128,760,548) — including $1,445,475 of securities on loan	$155,356,176
Investment made with cash collateral received for securities on loan, at value (cost of $585,643)	585,643
Total investment securities, at value (cost of $129,346,191)	155,941,819
Cash	2,671
Receivable for capital shares sold	5,588
Dividends and interest receivable	71,742
Securities lending receivable	779
156,022,599

Liabilities
Payable for collateral received for securities on loan	585,643
Payable for capital shares redeemed	26,568
Accrued management fees	107,067
Distribution and service fees payable	2,581
721,859

Net Assets	$155,300,740

Net Assets Consist of:
Capital (par value and paid-in surplus)	$142,282,939
Distributable earnings (loss)	13,017,801
$155,300,740

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$137,973,295	8,962,001	$15.40
I Class, $0.01 Par Value	$7,324,057	472,495	$15.50
A Class, $0.01 Par Value	$7,104,559	477,740	$14.87
C Class, $0.01 Par Value	$194,239	14,386	$13.50
R Class, $0.01 Par Value	$2,336,358	163,481	$14.29
R5 Class, $0.01 Par Value	$368,232	23,726	$15.52
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.78 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

YEAR ENDED JUNE 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7,467)	$1,950,632
Interest	42,056
Securities lending, net	8,806
2,001,494

Expenses:
Management fees	1,321,135
Distribution and service fees:
A Class	19,533
C Class	2,626
R Class	11,328
Directors' fees and expenses	11,451
Other expenses	114
1,366,187

Net investment income (loss)	635,307

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	10,296,373

Change in net unrealized appreciation (depreciation) on investments	5,380,913

Net realized and unrealized gain (loss)	15,677,286

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,312,593

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

YEARS ENDED JUNE 30, 2024 AND JUNE 30, 2023
Increase (Decrease) in Net Assets	June 30, 2024	June 30, 2023
Operations
Net investment income (loss)	$635,307	$746,486
Net realized gain (loss)	10,296,373	(1,895,995)
Change in net unrealized appreciation (depreciation)	5,380,913	19,435,767
Net increase (decrease) in net assets resulting from operations	16,312,593	18,286,258

Distributions to Shareholders
From earnings:
Investor Class	(551,565)	(562,664)
I Class	(40,595)	(37,276)
A Class	(14,726)	(14,932)
R Class	(218)	(2,308)
R5 Class	(2,562)	(2,625)
Decrease in net assets from distributions	(609,666)	(619,805)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(15,754,935)	(14,537,736)

Net increase (decrease) in net assets	(52,008)	3,128,717

Net Assets
Beginning of period	155,352,748	152,224,031
End of period	$155,300,740	$155,352,748

See Notes to Financial Statements.
13

Notes to Financial Statements

JUNE 30, 2024

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

14

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$585,643	—	—	—	$585,643
Gross amount of recognized liabilities for securities lending transactions					$585,643
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

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The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended June 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.85%
I Class		0.0500% to 0.1100%	0.65%
A Class		0.2500% to 0.3100%	0.85%
C Class		0.2500% to 0.3100%	0.85%
R Class		0.2500% to 0.3100%	0.85%
R5 Class		0.0500% to 0.1100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended June 30, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2024 were $105,316,777 and $120,182,930, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended June 30, 2024		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	389,165	$5,803,830	404,821	$5,351,168
Issued in reinvestment of distributions	35,366	529,442	41,460	540,646
Redeemed	(1,348,446)	(20,030,179)	(1,394,755)	(18,314,182)
	(923,915)	(13,696,907)	(948,474)	(12,422,368)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	92,996	1,387,737	91,978	1,226,793
Issued in reinvestment of distributions	2,680	40,540	2,834	37,225
Redeemed	(78,533)	(1,156,407)	(120,088)	(1,597,192)
	17,143	271,870	(25,276)	(333,174)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	71,975	996,425	65,906	840,292
Issued in reinvestment of distributions	988	14,186	1,146	14,458
Redeemed	(190,689)	(2,745,004)	(196,165)	(2,476,479)
	(117,726)	(1,734,393)	(129,113)	(1,621,729)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,616	46,624	4,161	47,523
Redeemed	(19,586)	(250,855)	(12,466)	(141,371)
	(15,970)	(204,231)	(8,305)	(93,848)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	53,151	725,722	43,027	526,683
Issued in reinvestment of distributions	17	218	190	2,294
Redeemed	(76,258)	(1,013,564)	(56,130)	(686,367)
	(23,090)	(287,624)	(12,913)	(157,390)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	3,715	56,924	17,268	226,907
Issued in reinvestment of distributions	169	2,562	200	2,625
Redeemed	(10,400)	(163,136)	(10,032)	(138,759)
	(6,516)	(103,650)	7,436	90,773
Net increase (decrease)	(1,070,074)	$(15,754,935)	(1,116,645)	$(14,537,736)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$154,704,642	—	—
Short-Term Investments	588,936	$648,241	—
	$155,293,578	$648,241	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$609,666	$619,805
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$129,850,838
Gross tax appreciation of investments	$34,457,664
Gross tax depreciation of investments	(8,366,683)
Net tax appreciation (depreciation) of investments	$26,090,981
Undistributed ordinary income	$35,860
Accumulated short-term capital losses	$(13,109,040)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$13.93	0.06	1.47	1.53	(0.06)	—	(0.06)	$15.40	10.99%	0.86%	0.42%	67%	$137,973
2023	$12.41	0.07	1.51	1.58	(0.06)	—	(0.06)	$13.93	12.72%	0.86%	0.50%	119%	$137,735
2022	$19.38	0.06	(3.92)	(3.86)	(0.05)	(3.06)	(3.11)	$12.41	(23.44)%	0.85%	0.35%	205%	$134,507
2021	$12.10	0.02	7.29	7.31	(0.03)	—	(0.03)	$19.38	60.46%	0.86%	0.13%	142%	$196,473
2020	$13.28	0.06	(1.14)	(1.08)	(0.10)	—	(0.10)	$12.10	(8.19)%	0.87%	0.45%	140%	$133,205
I Class
2024	$14.03	0.09	1.47	1.56	(0.09)	—	(0.09)	$15.50	11.12%	0.66%	0.62%	67%	$7,324
2023	$12.50	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.03	12.93%	0.66%	0.70%	119%	$6,387
2022	$19.49	0.09	(3.94)	(3.85)	(0.08)	(3.06)	(3.14)	$12.50	(23.27)%	0.65%	0.55%	205%	$6,007
2021	$12.16	0.05	7.33	7.38	(0.05)	—	(0.05)	$19.49	60.82%	0.66%	0.33%	142%	$9,315
2020	$13.36	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.16	(7.97)%	0.67%	0.65%	140%	$8,376
A Class
2024	$13.46	0.03	1.41	1.44	(0.03)	—	(0.03)	$14.87	10.68%	1.11%	0.17%	67%	$7,105
2023	$12.00	0.03	1.45	1.48	(0.02)	—	(0.02)	$13.46	12.37%	1.11%	0.25%	119%	$8,017
2022	$18.83	0.02	(3.78)	(3.76)	(0.01)	(3.06)	(3.07)	$12.00	(23.61)%	1.10%	0.10%	205%	$8,693
2021	$11.77	(0.02)	7.09	7.07	(0.01)	—	(0.01)	$18.83	60.14%	1.11%	(0.12)%	142%	$13,031
2020	$12.89	0.02	(1.10)	(1.08)	(0.04)	—	(0.04)	$11.77	(8.38)%	1.12%	0.20%	140%	$8,727
C Class
2024	$12.29	(0.08)	1.29	1.21	—	—	—	$13.50	9.85%	1.86%	(0.58)%	67%	$194
2023	$11.02	(0.06)	1.33	1.27	—	—	—	$12.29	11.52%	1.86%	(0.50)%	119%	$373
2022	$17.66	(0.11)	(3.47)	(3.58)	—	(3.06)	(3.06)	$11.02	(24.14)%	1.85%	(0.65)%	205%	$426
2021	$11.11	(0.13)	6.68	6.55	—	—	—	$17.66	58.87%	1.86%	(0.87)%	142%	$939
2020	$12.22	(0.07)	(1.04)	(1.11)	—	—	—	$11.11	(9.08)%	1.87%	(0.55)%	140%	$762
R Class
2024	$12.95	(0.01)	1.35	1.34	—(3)	—	—(3)	$14.29	10.36%	1.36%	(0.08)%	67%	$2,336
2023	$11.56	—(3)	1.40	1.40	(0.01)	—	(0.01)	$12.95	12.14%	1.36%	0.00%	119%	$2,416
2022	$18.29	(0.02)	(3.65)	(3.67)	—	(3.06)	(3.06)	$11.56	(23.81)%	1.35%	(0.15)%	205%	$2,306
2021	$11.45	(0.05)	6.89	6.84	—	—	—	$18.29	59.74%	1.36%	(0.37)%	142%	$3,497
2020	$12.55	(0.01)	(1.07)	(1.08)	(0.02)	—	(0.02)	$11.45	(8.59)%	1.37%	(0.05)%	140%	$7,401

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2024	$14.04	0.09	1.48	1.57	(0.09)	—	(0.09)	$15.52	11.19%	0.66%	0.62%	67%	$368
2023	$12.51	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.04	12.92%	0.66%	0.70%	119%	$425
2022	$19.51	0.09	(3.95)	(3.86)	(0.08)	(3.06)	(3.14)	$12.51	(23.26)%	0.65%	0.55%	205%	$285
2021	$12.17	0.05	7.34	7.39	(0.05)	—	(0.05)	$19.51	60.77%	0.66%	0.33%	142%	$404
2020	$13.37	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.17	(7.97)%	0.67%	0.65%	140%	$164

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Small Company Fund and the Board of Directors of American Century Quantitative Equity Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Small Company Fund (the “Fund”), one of the funds constituting the American Century Quantitative Equity Funds, Inc., as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended June 30, 2021, were audited by other auditors, whose report, dated August 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
August 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Directors met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding

•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods, and below its benchmark for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended June 30, 2024.

For corporate taxpayers, the fund hereby designates $609,666, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended June 30, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92992 2408

Annual Financial Statements and Other Information

June 30, 2024

Utilities Fund
Investor Class (BULIX)

Schedule of Investments

JUNE 30, 2024

	Shares	Value
COMMON STOCKS — 99.2%
Electric Utilities — 69.2%
American Electric Power Co., Inc.	136,465	$11,973,439
Constellation Energy Corp.	66,539	13,325,766
Duke Energy Corp.	116,155	11,642,216
Edison International	139,389	10,009,524
Entergy Corp.	84,726	9,065,682
Evergy, Inc.	132,751	7,031,821
Eversource Energy	150,041	8,508,825
Exelon Corp.	207,235	7,172,403
FirstEnergy Corp.	221,191	8,464,980
NextEra Energy, Inc.	370,070	26,204,657
NRG Energy, Inc.	106,469	8,289,676
PG&E Corp.	680,053	11,873,725
Pinnacle West Capital Corp.	81,511	6,225,810
Portland General Electric Co.	100,433	4,342,723
PPL Corp.	154,356	4,267,943
Southern Co.	170,130	13,196,984
Xcel Energy, Inc.	114,831	6,133,124
		167,729,298
Gas Utilities — 3.1%
Atmos Energy Corp.	31,278	3,648,578
Southwest Gas Holdings, Inc.	53,689	3,778,632
		7,427,210
Independent Power Producers and Energy Traders — 6.8%
AES Corp.	351,381	6,173,764
Vistra Corp.	119,121	10,242,024
		16,415,788
Multi-Utilities — 18.3%
Ameren Corp.	116,439	8,279,977
Avista Corp.	122,749	4,248,343
Consolidated Edison, Inc.	23,288	2,082,413
Dominion Energy, Inc.	89,619	4,391,331
DTE Energy Co.	43,083	4,782,644
NiSource, Inc.	84,066	2,421,942
Public Service Enterprise Group, Inc.	43,409	3,199,243
Sempra	71,222	5,417,145
WEC Energy Group, Inc.	122,705	9,627,434
		44,450,472
Renewable Electricity — 1.5%
Clearway Energy, Inc., Class C	149,761	3,697,599
Water Utilities — 0.3%
American Water Works Co., Inc.	5,629	727,042
TOTAL COMMON STOCKS (Cost $195,602,289)		240,447,409
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,941	9,941
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $127,336), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $124,796)		124,741
2

	Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $1,363,895), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $1,337,591)		$1,337,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 3/15/26 - 11/30/30, valued at $509,396), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $499,220)		499,000
		1,960,741
TOTAL SHORT-TERM INVESTMENTS (Cost $1,970,682)		1,970,682
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $197,572,971)		242,418,091
OTHER ASSETS AND LIABILITIES — 0.0%		(28,730)
TOTAL NET ASSETS — 100.0%		$242,389,361

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

JUNE 30, 2024
Assets
Investment securities, at value (cost of $197,572,971)	$242,418,091
Receivable for capital shares sold	2,758
Dividends and interest receivable	256,302
242,677,151

Liabilities
Payable for capital shares redeemed	155,097
Accrued management fees	132,693
287,790

Net Assets	$242,389,361

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	300,000,000
Shares outstanding	15,311,596

Net Asset Value Per Share	$15.83

Net Assets Consist of:
Capital (par value and paid-in surplus)	$208,023,842
Distributable earnings (loss)	34,365,519
$242,389,361

See Notes to Financial Statements.
4

Statement of Operations

YEAR ENDED JUNE 30, 2024
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,783)	$8,368,950
Interest	59,059
Securities lending, net	66
8,428,075

Expenses:
Management fees	1,569,534
Directors' fees and expenses	17,553
Other expenses	851
1,587,938

Net investment income (loss)	6,840,137

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(585,291)
Foreign currency translation transactions	4,853
(580,438)

Change in net unrealized appreciation (depreciation) on:
Investments	14,283,321
Translation of assets and liabilities in foreign currencies	(147)
14,283,174

Net realized and unrealized gain (loss)	13,702,736

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,542,873

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

YEARS ENDED JUNE 30, 2024 AND JUNE 30, 2023
Increase (Decrease) in Net Assets	June 30, 2024	June 30, 2023
Operations
Net investment income (loss)	$6,840,137	$6,905,418
Net realized gain (loss)	(580,438)	(5,940,044)
Change in net unrealized appreciation (depreciation)	14,283,174	(14,240,812)
Net increase (decrease) in net assets resulting from operations	20,542,873	(13,275,438)

Distributions to Shareholders
From earnings	(7,049,850)	(20,877,198)

Capital Share Transactions
Proceeds from shares sold	9,708,526	21,500,251
Proceeds from reinvestment of distributions	6,657,323	19,892,541
Payments for shares redeemed	(52,347,666)	(52,249,387)
Net increase (decrease) in net assets from capital share transactions	(35,981,817)	(10,856,595)

Net increase (decrease) in net assets	(22,488,794)	(45,009,231)

Net Assets
Beginning of period	264,878,155	309,887,386
End of period	$242,389,361	$264,878,155

Transactions in Shares of the Fund
Sold	650,367	1,294,605
Issued in reinvestment of distributions	446,897	1,233,257
Redeemed	(3,583,050)	(3,256,608)
Net increase (decrease) in shares of the fund	(2,485,786)	(728,746)

See Notes to Financial Statements.
6

Notes to Financial Statements

JUNE 30, 2024

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

7

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended June 30, 2024 was 0.65%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

8

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2024 were $169,025,639 and $204,995,334, respectively.

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$240,447,409	—	—
Short-Term Investments	9,941	$1,960,741	—
	$240,457,350	$1,960,741	—

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The tax character of distributions paid during the years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$7,049,850	$6,188,854
Long-term capital gains	—	$14,688,344
9

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$196,510,596
Gross tax appreciation of investments	$49,889,826
Gross tax depreciation of investments	(3,982,331)
Net tax appreciation (depreciation) of investments	45,907,495
Net tax appreciation (depreciation) of translation of assets and liabilities in foreign currencies	(1,071)
Net tax appreciation (depreciation)	$45,906,424
Undistributed ordinary income	$237,601
Accumulated short-term capital losses	$(11,778,506)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$14.88	0.42	0.96	1.38	(0.43)	—	(0.43)	$15.83	9.52%	0.66%	2.84%	70%	$242,389
2023	$16.73	0.38	(1.08)	(0.70)	(0.34)	(0.81)	(1.15)	$14.88	(4.65)%	0.66%	2.32%	113%	$264,878
2022	$17.17	0.33	0.56	0.89	(0.31)	(1.02)	(1.33)	$16.73	4.98%	0.65%	1.86%	140%	$309,887
2021	$15.91	0.41	2.08	2.49	(0.39)	(0.84)	(1.23)	$17.17	15.95%	0.66%	2.34%	108%	$314,100
2020	$17.88	0.53	(1.97)	(1.44)	(0.53)	—	(0.53)	$15.91	(8.39)%	0.67%	2.95%	102%	$321,917

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Utilities Fund and the Board of Directors of American Century Quantitative Equity Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Utilities Fund (the “Fund”), one of the funds constituting the American Century Quantitative Equity Funds, Inc., as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended June 30, 2021, were audited by other auditors, whose report, dated August 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
August 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
12

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Directors met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
13

•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such
14

services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

15

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended June 30, 2024.

For corporate taxpayers, the fund hereby designates $7,049,850, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended June 30, 2024 as qualified for the corporate dividends received deduction.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92989 2408

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	August 23, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2024